Quarterly Portfolios of Investments
HARBOR ETF TRUST
July 31, 2024

Harbor AlphaEdge Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Table of Contents

Portfolios of Investments
Harbor AlphaEdge Small Cap Earners ETF	1
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	9
Harbor Disciplined Bond ETF	11
Harbor Disruptive Innovation ETF	16
Harbor Dividend Growth Leaders ETF	18
Harbor Energy Transition Strategy ETF (CONSOLIDATED)	20
Harbor Health Care ETF	22
Harbor Human Capital Factor Unconstrained ETF	23
Harbor Human Capital Factor US Large Cap ETF	25
Harbor Human Capital Factor US Small Cap ETF	28
Harbor International Compounders ETF	31
Harbor Long-Short Equity ETF	32
Harbor Long-Term Growers ETF	36
Harbor Multi-Asset Explorer ETF	38
Harbor Scientific Alpha High-Yield ETF	39
Harbor Scientific Alpha Income ETF	44
Notes to Portfolios of Investments	49

Harbor AlphaEdge Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—100.0%
Shares		Value
AEROSPACE & DEFENSE—0.4%
347	Leonardo DRS, Inc. *	$10
55	Moog, Inc. Class A	11
128	Park Aerospace Corp.	1
288	Triumph Group, Inc. *	5
		27
AIR FREIGHT & LOGISTICS—0.4%
505	Air Transport Services Group, Inc. *	8
180	Forward Air Corp.	5
231	Hub Group, Inc. Class A	11
		24
AUTOMOBILE COMPONENTS—1.7%
749	Adient PLC *	19
1,164	American Axle & Manufacturing Holdings, Inc. *	9
710	Dana, Inc.	9
139	Fox Factory Holding Corp. *	7
1,332	Goodyear Tire & Rubber Co. *	16
376	Holley, Inc. *	1
104	LCI Industries	12
58	Modine Manufacturing Co. *	7
98	Patrick Industries, Inc.	13
198	Phinia, Inc.	9
21	Visteon Corp. *	2
		104
AUTOMOBILES—0.2%
202	Winnebago Industries, Inc.	13
BANKS—13.2%
49	Amalgamated Financial Corp.	2
225	Ameris Bancorp	14
178	Ames National Corp.	4
510	Associated Banc-Corp.	12
231	Atlantic Union Bankshares Corp.	9
208	Axos Financial, Inc. *	15
98	BancFirst Corp.	10
207	Bancorp, Inc. *	11
11	Bank First Corp.	1
161	Bank of Hawaii Corp.	11
27	Bank7 Corp.	1
367	BankUnited, Inc.	14
174	Banner Corp.	10
216	BayCom Corp.	5
398	Cadence Bank	13
107	California BanCorp *	3
126	Camden National Corp.	5
81	Capital Bancorp, Inc.	2
253	Carter Bankshares, Inc. *	4
321	Cathay General Bancorp	14
44	ChoiceOne Financial Services, Inc.	1
19	City Holding Co.	2
83	Coastal Financial Corp. *	4
106	Colony Bankcorp, Inc.	2
174	Community Financial System, Inc.	11
53	Community West Bancshares	1
368	ConnectOne Bancorp, Inc.	9
228	Customers Bancorp, Inc. *	15
583	CVB Financial Corp.	11
379	Dime Community Bancshares, Inc.	10
394	Eagle Bancorp, Inc.	8
225	Eastern Bankshares, Inc.	4

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
213	Enterprise Financial Services Corp.	$11
243	ESSA Bancorp, Inc.	5
191	FB Financial Corp.	9
676	First BanCorp (Puerto Rico)	14
49	First Bancorp, Inc.	1
220	First Bancorp/Southern Pines NC	9
56	First Bank	1
373	First Financial Bancorp	10
247	First Financial Bankshares, Inc.	9
541	First Foundation, Inc.	4
372	First Interstate BancSystem, Inc. Class A	12
187	First Merchants Corp.	8
53	First Western Financial, Inc. *	1
632	Fulton Financial Corp.	12
80	FVCBankcorp, Inc. *	1
275	Glacier Bancorp, Inc.	12
36	Greene County Bancorp, Inc.	1
58	Guaranty Bancshares, Inc.	2
326	Hancock Whitney Corp.	18
401	Hanmi Financial Corp.	8
440	HarborOne Bancorp, Inc.	6
44	HBT Financial, Inc.	1
186	Heartland Financial USA, Inc.	10
52	Home Bancorp, Inc.	2
615	Home BancShares, Inc.	17
122	HomeStreet, Inc.	2
831	Hope Bancorp, Inc.	11
186	Independent Bank Corp.	12
181	Independent Bank Group, Inc.	11
221	International Bancshares Corp.	15
82	John Marshall Bancorp, Inc.	2
20	Lakeland Financial Corp.	1
890	LINKBANCORP, Inc.	6
40	Live Oak Bancshares, Inc.	2
81	Metrocity Bankshares, Inc.	3
19	Metropolitan Bank Holding Corp. *	1
48	National Bankshares, Inc.	1
3,141	New York Community Bancorp, Inc.	33
51	Norwood Financial Corp.	1
90	Oak Valley Bancorp	3
225	OFG Bancorp (Puerto Rico)	10
86	Old National Bancorp	2
14	Orange County Bancorp, Inc.	1
418	Pacific Premier Bancorp, Inc.	11
84	PCB Bancorp	2
41	Peoples Bancorp, Inc.	1
25	Peoples Financial Services Corp.	1
174	Pioneer Bancorp, Inc. *	2
37	Plumas Bancorp	2
316	Premier Financial Corp.	8
47	Princeton Bancorp, Inc.	2
303	Provident Financial Services, Inc.	6
221	RBB Bancorp	5
50	Red River Bancshares, Inc.	3
334	Sandy Spring Bancorp, Inc.	10
155	Seacoast Banking Corp. of Florida	4
147	ServisFirst Bancshares, Inc.	12
541	Simmons First National Corp. Class A	12
203	SmartFinancial, Inc.	6
169	Southern California Bancorp *	3
31	Southern States Bancshares, Inc.	1
105	SouthState Corp.	10

⬤

Harbor AlphaEdge Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
103	Texas Capital Bancshares, Inc. *	$7
53	Timberland Bancorp, Inc.	2
307	Towne Bank	10
186	TriCo Bancshares	9
36	Triumph Financial, Inc. *	3
207	TrustCo Bank Corp.	7
153	UMB Financial Corp.	16
228	United Bankshares, Inc.	9
311	United Community Banks, Inc.	10
30	Unity Bancorp, Inc.	1
220	Univest Financial Corp.	6
303	USCB Financial Holdings, Inc.	5
2,595	Valley National Bancorp	22
356	Veritex Holdings, Inc.	9
24	Virginia National Bankshares Corp.	1
333	WaFd, Inc.	12
308	WesBanco, Inc.	10
231	WSFS Financial Corp.	13
		792
BEVERAGES—0.1%
629	Duckhorn Portfolio, Inc. *	5
BIOTECHNOLOGY—0.3%
230	Halozyme Therapeutics, Inc. *	12
327	iTeos Therapeutics, Inc. *	6
		18
BROADLINE RETAIL—0.1%
407	Savers Value Village, Inc. *	4
BUILDING PRODUCTS—1.3%
44	American Woodmark Corp. *	5
49	Apogee Enterprises, Inc.	3
3	CSW Industrials, Inc.	1
93	Gibraltar Industries, Inc. *	7
87	Griffon Corp.	6
110	Insteel Industries, Inc.	4
470	JELD-WEN Holding, Inc. *	8
128	Masterbrand, Inc. *	2
73	Quanex Building Products Corp.	2
625	Resideo Technologies, Inc. *	14
120	Tecnoglass, Inc.	7
158	UFP Industries, Inc.	21
		80
CAPITAL MARKETS—1.7%
343	Artisan Partners Asset Management, Inc. Class A	15
265	B Riley Financial, Inc.	5
109	Cohen & Steers, Inc.	9
89	Hamilton Lane, Inc. Class A	13
127	Moelis & Co. Class A	9
508	Open Lending Corp. Class A*	3
45	Piper Sandler Cos.	12
177	StepStone Group, Inc. Class A	9
20	Value Line, Inc.	1
285	Victory Capital Holdings, Inc. Class A	15
56	Virtus Investment Partners, Inc.	13
		104
CHEMICALS—1.6%
91	AdvanSix, Inc.	3

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
1,009	Arcadium Lithium PLC (Jersey)*	$3
311	Avient Corp.	14
194	Cabot Corp.	19
182	HB Fuller Co.	16
169	Ingevity Corp. *	8
128	Northern Technologies International Corp.	2
382	Orion SA (Germany)	9
732	Tronox Holdings PLC	12
396	Valhi, Inc.	8
		94
COMMERCIAL SERVICES & SUPPLIES—1.1%
201	ABM Industries, Inc.	11
232	BrightView Holdings, Inc. *	3
160	Brink’s Co.	18
29	Cimpress PLC (Ireland)*	3
53	CompX International, Inc.	1
586	CoreCivic, Inc. *	8
103	Ennis, Inc.	3
707	GEO Group, Inc. *	10
86	Liquidity Services, Inc. *	2
307	NL Industries, Inc.	2
301	Quad/Graphics, Inc.	2
158	Steelcase, Inc. Class A	2
11	VSE Corp.	1
		66
COMMUNICATIONS EQUIPMENT—0.1%
65	Aviat Networks, Inc. *	2
73	Calix, Inc. *	3
31	Clearfield, Inc. *	1
325	Viavi Solutions, Inc. *	3
		9
CONSTRUCTION & ENGINEERING—0.9%
95	Ameresco, Inc. Class A*	3
104	Arcosa, Inc.	10
19	Argan, Inc.	1
163	Concrete Pumping Holdings, Inc. *	1
65	Dycom Industries, Inc. *	12
35	IES Holdings, Inc. *	5
18	MYR Group, Inc. *	3
172	Primoris Services Corp.	10
62	Sterling Infrastructure, Inc. *	7
		52
CONSTRUCTION MATERIALS—0.3%
38	Knife River Corp. *	3
338	Summit Materials, Inc. Class A*	14
		17
CONSUMER FINANCE—3.7%
290	Atlanticus Holdings Corp. *	10
339	Bread Financial Holdings, Inc.	18
725	Consumer Portfolio Services, Inc. *	7
229	Encore Capital Group, Inc. *	12
171	Enova International, Inc. *	15
115	FirstCash Holdings, Inc.	13
328	LendingClub Corp. *	4
264	Medallion Financial Corp.	2
5,288	Navient Corp.	87
238	Nelnet, Inc. Class A	27

⬤

Harbor AlphaEdge Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—Continued
517	OppFi, Inc.	$2
365	PRA Group, Inc. *	10
246	PROG Holdings, Inc.	11
108	Regional Management Corp.	3
		221
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.0%
161	Andersons, Inc.	9
601	HF Foods Group, Inc. *	3
147	Ingles Markets, Inc. Class A	12
334	SpartanNash Co.	7
154	Sprouts Farmers Market, Inc. *	15
152	Village Super Market, Inc. Class A	5
109	Weis Markets, Inc.	8
		59
CONTAINERS & PACKAGING—0.9%
277	Greif, Inc. Class A	19
78	Myers Industries, Inc.	1
1,811	O-I Glass, Inc. *	24
848	Pactiv Evergreen, Inc.	11
32	TriMas Corp.	1
		56
DISTRIBUTORS—0.2%
219	A-Mark Precious Metals, Inc.	9
75	GigaCloud Technology, Inc. Class A (Hong Kong)*	2
		11
DIVERSIFIED CONSUMER SERVICES—0.6%
37	Carriage Services, Inc.	1
709	Chegg, Inc. *	2
140	European Wax Center, Inc. Class A*	1
272	Frontdoor, Inc. *	11
18	Graham Holdings Co. Class B	14
533	Mister Car Wash, Inc. *	4
51	OneSpaWorld Holdings Ltd. (Bahamas)*	1
28	Strategic Education, Inc.	3
		37
DIVERSIFIED REITS—0.5%
62	Alexander & Baldwin, Inc.	1
90	Alpine Income Property Trust, Inc.	1
526	Broadstone Net Lease, Inc.	9
48	CTO Realty Growth, Inc.	1
393	Essential Properties Realty Trust, Inc.	12
111	Gladstone Commercial Corp.	2
120	One Liberty Properties, Inc.	3
		29
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
209	Cogent Communications Holdings, Inc.	15
68	IDT Corp. Class B	2
1,015	Liberty Latin America Ltd. Class C (Puerto Rico)*	11
		28
ELECTRIC UTILITIES—0.9%
186	ALLETE, Inc.	12
127	Otter Tail Corp.	12
283	PNM Resources, Inc.	12

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—Continued
380	Portland General Electric Co.	$18
		54
ELECTRICAL EQUIPMENT—1.1%
178	Array Technologies, Inc. *	2
192	Atkore, Inc.	26
101	EnerSys	11
8,613	GrafTech International Ltd. *	7
86	LSI Industries, Inc.	1
167	NEXTracker, Inc. Class A*	8
21	Powell Industries, Inc.	4
28	Preformed Line Products Co.	4
468	Shoals Technologies Group, Inc. Class A*	3
30	Thermon Group Holdings, Inc. *	1
		67
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
152	Belden, Inc.	14
13	Climb Global Solutions, Inc.	1
42	Fabrinet (Thailand)*	9
76	Insight Enterprises, Inc. *	17
11	Rogers Corp. *	1
223	Sanmina Corp. *	17
60	ScanSource, Inc. *	3
110	TTM Technologies, Inc. *	2
768	Vishay Intertechnology, Inc.	19
		83
ENERGY EQUIPMENT & SERVICES—1.2%
145	Archrock, Inc.	3
464	ChampionX Corp.	16
194	Helmerich & Payne, Inc.	8
557	Liberty Energy, Inc.	13
183	Noble Corp. PLC	9
675	ProFrac Holding Corp. Class A*	6
1,293	RPC, Inc.	10
387	Solaris Oilfield Infrastructure, Inc. Class A	5
		70
ENTERTAINMENT—0.0%
396	Vivid Seats, Inc. Class A*	2
FINANCIAL SERVICES—6.1%
494	Acacia Research Corp. *	3
48	Cass Information Systems, Inc.	2
590	Enact Holdings, Inc.	20
497	Essent Group Ltd.	31
66	Federal Agricultural Mortgage Corp. Class C	13
268	HA Sustainable Infrastructure Capital, Inc.	9
1,011	Jackson Financial, Inc. Class A	89
292	Merchants Bancorp	13
429	Mr. Cooper Group, Inc. *	38
351	NMI Holdings, Inc. Class A*	14
332	Onity Group, Inc. *	10
1,885	Pagseguro Digital Ltd. Class A (Brazil)*	24
265	PennyMac Financial Services, Inc.	26
367	Priority Technology Holdings, Inc. *	2
800	Radian Group, Inc.	30
1,507	StoneCo Ltd. Class A (Brazil)*	20
92	SWK Holdings Corp. *	2
455	Velocity Financial, Inc. *	8

⬤

Harbor AlphaEdge Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
100	Walker & Dunlop, Inc.	$11
		365
FOOD PRODUCTS—0.6%
42	Alico, Inc.	1
199	B&G Foods, Inc.	2
199	Cal-Maine Foods, Inc.	14
6	J&J Snack Foods Corp.	1
19	John B Sanfilippo & Son, Inc.	2
473	Mission Produce, Inc. *	5
246	Utz Brands, Inc.	4
41	Vital Farms, Inc. *	1
939	Whole Earth Brands, Inc. *	5
102	WK Kellogg Co.	2
		37
GAS UTILITIES—1.0%
360	New Jersey Resources Corp.	17
169	ONE Gas, Inc.	12
178	Southwest Gas Holdings, Inc.	13
275	Spire, Inc.	18
		60
GROUND TRANSPORTATION—1.2%
86	ArcBest Corp.	11
23	Covenant Logistics Group, Inc.	1
190	Heartland Express, Inc.	3
10,550	Hertz Global Holdings, Inc. *	43
90	PAM Transportation Services, Inc. *	2
256	Werner Enterprises, Inc.	10
		70
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
5	Atrion Corp.	2
138	Avanos Medical, Inc. *	3
668	Embecta Corp.	11
25	Haemonetics Corp. *	2
408	Inmode Ltd. *	7
248	Integra LifeSciences Holdings Corp. *	6
117	iRadimed Corp.	6
56	Lantheus Holdings, Inc. *	6
57	Neogen Corp. *	1
30	Semler Scientific, Inc. *	1
30	STAAR Surgical Co. *	1
8	UFP Technologies, Inc. *	3
91	Utah Medical Products, Inc.	6
122	Varex Imaging Corp. *	2
		57
HEALTH CARE PROVIDERS & SERVICES—2.3%
218	AMN Healthcare Services, Inc. *	15
638	Brookdale Senior Living, Inc. *	5
489	Cross Country Healthcare, Inc. *	9
81	Enhabit, Inc. *	1
77	Ensign Group, Inc.	11
325	Fulgent Genetics, Inc. *	8
46	HealthEquity, Inc. *	4
61	National HealthCare Corp.	8
270	National Research Corp.	7
357	Option Care Health, Inc. *	10
311	Owens & Minor, Inc. *	5
388	Patterson Cos., Inc.	10

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
314	Pediatrix Medical Group, Inc. *	$3
30	Progyny, Inc. *	1
515	Select Medical Holdings Corp.	20
46	Sonida Senior Living, Inc. *	1
369	Surgery Partners, Inc. *	11
78	U.S. Physical Therapy, Inc.	8
		137
HEALTH CARE REITS—0.3%
2,154	Diversified Healthcare Trust	7
95	Global Medical REIT, Inc.	1
30	National Health Investors, Inc.	2
283	Strawberry Fields REIT, Inc.	4
47	Universal Health Realty Income Trust	2
		16
HEALTH CARE TECHNOLOGY—0.0%
49	HealthStream, Inc.	1
44	Simulations Plus, Inc.	2
		3
HOTEL & RESORT REITS—0.9%
806	Apple Hospitality REIT, Inc.	12
367	Braemar Hotels & Resorts, Inc.	1
413	DiamondRock Hospitality Co.	4
1,026	Pebblebrook Hotel Trust	14
141	Ryman Hospitality Properties, Inc.	14
1,371	Service Properties Trust	8
230	Xenia Hotels & Resorts, Inc.	3
		56
HOTELS, RESTAURANTS & LEISURE—2.9%
404	Bloomin' Brands, Inc.	8
185	Chuy’s Holdings, Inc. *	7
55	Cracker Barrel Old Country Store, Inc.	3
176	Dave & Buster’s Entertainment, Inc. *	7
137	Denny’s Corp. *	1
225	Dine Brands Global, Inc.	8
453	El Pollo Loco Holdings, Inc. *	5
792	Everi Holdings, Inc. *	10
149	First Watch Restaurant Group, Inc. *	2
310	Golden Entertainment, Inc.	10
374	Hilton Grand Vacations, Inc. *	16
180	Inspired Entertainment, Inc. *	2
1,046	International Game Technology PLC	25
176	Jack in the Box, Inc.	10
14	Nathan’s Famous, Inc.	1
161	PlayAGS, Inc. *	2
314	Red Rock Resorts, Inc. Class A	18
292	Six Flags Entertainment Corp.	14
822	Super Group SGHC Ltd. (Guernsey)	3
593	Target Hospitality Corp. *	6
267	United Parks & Resorts, Inc. *	14
		172
HOUSEHOLD DURABLES—4.0%
290	Beazer Homes USA, Inc. *	10
22	Cavco Industries, Inc. *	9
178	Century Communities, Inc.	19
549	Cricut, Inc. Class A	3
294	Dream Finders Homes, Inc. Class A*	9
199	Green Brick Partners, Inc. *	15

⬤

Harbor AlphaEdge Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
131	Helen of Troy Ltd. *	$8
59	Hovnanian Enterprises, Inc. Class A*	12
33	Installed Building Products, Inc.	9
242	KB Home	21
75	Landsea Homes Corp. *	1
56	Legacy Housing Corp. *	2
46	LGI Homes, Inc. *	5
93	Lifetime Brands, Inc.	1
105	M/I Homes, Inc. *	17
138	Meritage Homes Corp.	28
164	Skyline Champion Corp. *	13
72	Sonos, Inc. *	1
413	Taylor Morrison Home Corp. *	28
366	Tri Pointe Homes, Inc. *	17
315	United Homes Group, Inc. *	2
251	Worthington Enterprises, Inc.	12
		242
HOUSEHOLD PRODUCTS—0.1%
151	Central Garden & Pet Co. *	6
INDUSTRIAL REITS—0.2%
1,130	LXP Industrial Trust	12
INSURANCE—2.1%
787	Ambac Financial Group, Inc. *	10
619	CNO Financial Group, Inc.	22
26	Enstar Group Ltd. *	8
289	F&G Annuities & Life, Inc.	12
3,705	Genworth Financial, Inc. Class A*	25
143	Greenlight Capital Re Ltd. Class A*	2
25	HCI Group, Inc.	2
50	Horace Mann Educators Corp.	2
9	Investors Title Co.	2
183	James River Group Holdings Ltd.	2
240	Kingsway Financial Services, Inc. (Canada)*	2
17	Palomar Holdings, Inc. *	2
239	ProAssurance Corp. *	3
197	Selective Insurance Group, Inc.	18
58	Skyward Specialty Insurance Group, Inc. *	2
138	Stewart Information Services Corp.	10
105	Tiptree, Inc.	2
		126
INTERACTIVE MEDIA & SERVICES—0.3%
127	Cargurus, Inc. *	3
74	Cars.com, Inc. *	1
45	Shutterstock, Inc.	2
25	Yelp, Inc. *	1
205	Ziff Davis, Inc. *	10
		17
IT SERVICES—0.3%
146	ASGN, Inc. *	14
1,527	Information Services Group, Inc.	5
		19
LEISURE PRODUCTS—0.5%
146	Acushnet Holdings Corp.	11
108	Malibu Boats, Inc. Class A*	4
166	Marine Products Corp.	2
430	Topgolf Callaway Brands Corp. *	7

COMMON STOCKS—Continued
Shares		Value
LEISURE PRODUCTS—Continued
230	Vista Outdoor, Inc. *	$9
		33
LIFE SCIENCES TOOLS & SERVICES—0.3%
1,754	Maravai LifeSciences Holdings, Inc. Class A*	17
MACHINERY—2.6%
14	Alamo Group, Inc.	3
99	Atmus Filtration Technologies, Inc. *	3
30	Chart Industries, Inc. *	5
178	Douglas Dynamics, Inc.	5
84	Franklin Electric Co., Inc.	9
219	Gencor Industries, Inc. *	5
139	Helios Technologies, Inc.	6
263	Hillenbrand, Inc.	12
567	Hillman Solutions Corp. *	6
25	Lindsay Corp.	3
70	Miller Industries, Inc.	5
408	Mueller Industries, Inc.	29
24	Omega Flex, Inc.	1
204	REV Group, Inc.	6
78	Shyft Group, Inc.	1
19	SPX Technologies, Inc. *	3
251	Terex Corp.	16
956	Titan International, Inc. *	8
355	Trinity Industries, Inc.	12
239	Wabash National Corp.	5
71	Watts Water Technologies, Inc. Class A	15
		158
MARINE TRANSPORTATION—1.1%
941	Costamare, Inc. (Monaco)	14
1,430	Golden Ocean Group Ltd. (Norway)	18
232	Matson, Inc.	31
469	Pangaea Logistics Solutions Ltd.	3
		66
MEDIA—3.0%
858	AMC Networks, Inc. Class A*	10
32	Cable One, Inc.	13
5,594	Clear Channel Outdoor Holdings, Inc. *	9
611	Gannett Co., Inc. *	3
2,720	Gray Television, Inc.	17
1,085	John Wiley & Sons, Inc. Class A	52
1,743	National CineMedia, Inc. *	10
101	Scholastic Corp.	3
2,245	Sinclair, Inc.	35
559	Stagwell, Inc. *	4
1,397	TEGNA, Inc.	22
89	Thryv Holdings, Inc. *	2
		180
METALS & MINING—2.4%
98	Alpha Metallurgical Resources, Inc.	29
156	ARES Commercial Real Estate Corp.	23
8	Carpenter Technology Corp.	1
524	Commercial Metals Co.	32
641	Constellium SE *	11
36	Kaiser Aluminum Corp.	3
25	Materion Corp.	3
84	Olympic Steel, Inc.	4
295	Ramaco Resources, Inc. Class A	4

⬤

Harbor AlphaEdge Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
536	Ryerson Holding Corp.	$13
283	Warrior Met Coal, Inc.	20
59	Worthington Steel, Inc.	2
		145
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—3.8%
1,288	Apollo Commercial Real Estate Finance, Inc.	14
2,189	Arbor Realty Trust, Inc.	30
536	ARES Commercial Real Estate Corp.	4
1,749	Blackstone Mortgage Trust, Inc. Class A	31
56	Chicago Atlantic Real Estate Finance, Inc.	1
849	Chimera Investment Corp.	12
685	Ellington Financial, Inc.	9
720	Franklin BSP Realty Trust, Inc.	10
837	Granite Point Mortgage Trust, Inc.	2
1,144	KKR Real Estate Finance Trust, Inc.	13
1,234	Ladder Capital Corp.	15
1,137	MFA Financial, Inc.	13
70	Nexpoint Real Estate Finance, Inc.	1
1,433	PennyMac Mortgage Investment Trust	20
1,671	Ready Capital Corp.	15
2,410	Redwood Trust, Inc.	17
1,311	Two Harbors Investment Corp.	18
		225
MULTI-UTILITIES—0.7%
265	Avista Corp.	11
321	Black Hills Corp.	19
267	Northwestern Energy Group, Inc.	14
		44
OFFICE REITS—0.4%
1,461	City Office REIT, Inc.	9
61	COPT Defense Properties	2
648	Douglas Emmett, Inc.	10
997	Franklin Street Properties Corp.	2
279	Hudson Pacific Properties, Inc.	1
197	Postal Realty Trust, Inc. Class A	3
		27
OIL, GAS & CONSUMABLE FUELS—8.6%
179	Amplify Energy Corp. *	1
343	California Resources Corp.	18
82	Centrus Energy Corp. Class A*	4
1,841	Comstock Resources, Inc.	17
155	CONSOL Energy, Inc. *	16
1,035	Crescent Energy Co. Class A	13
713	CVR Energy, Inc.	20
428	Delek U.S. Holdings, Inc.	10
157	DHT Holdings, Inc.	2
221	Dorian LPG Ltd.	9
181	Evolution Petroleum Corp.	1
316	FLEX LNG Ltd. (Norway)	9
388	Golar LNG Ltd. (Cameroon)	14
465	Granite Ridge Resources, Inc.	3
91	Gulfport Energy Corp. *	13
689	HighPeak Energy, Inc.	12
291	International Seaways, Inc.	16
351	Kinetik Holdings, Inc.	15
1,958	Kosmos Energy Ltd. (Ghana)*	11
1,002	Magnolia Oil & Gas Corp. Class A	27
833	Murphy Oil Corp.	35

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
530	Northern Oil & Gas, Inc.	$23
390	Par Pacific Holdings, Inc. *	10
1,644	PBF Energy, Inc. Class A	67
1,402	Peabody Energy Corp.	31
20	PrimeEnergy Resources Corp. *	2
26	REX American Resources Corp. *	1
130	Riley Exploration Permian, Inc.	4
1,680	Ring Energy, Inc. *	3
187	Scorpio Tankers, Inc. (Monaco)	14
922	SFL Corp. Ltd. (Norway)	11
673	SM Energy Co.	31
699	Talos Energy, Inc. *	8
1,179	Teekay Corp. (Bermuda)*	10
116	Teekay Tankers Ltd. Class A (Canada)	8
326	Vital Energy, Inc. *	14
126	Vitesse Energy, Inc.	3
3,142	W&T Offshore, Inc.	8
		514
PAPER & FOREST PRODUCTS—0.3%
28	Clearwater Paper Corp. *	2
208	Sylvamo Corp.	15
		17
PASSENGER AIRLINES—0.3%
121	Allegiant Travel Co.	7
99	SkyWest, Inc. *	8
266	Sun Country Airlines Holdings, Inc. *	3
		18
PERSONAL CARE PRODUCTS—0.8%
208	Edgewell Personal Care Co.	8
1,162	Herbalife Ltd. *	14
64	Inter Parfums, Inc.	9
312	Medifast, Inc.	7
96	Nu Skin Enterprises, Inc. Class A	1
4,289	Olaplex Holdings, Inc. *	9
		48
PHARMACEUTICALS—0.6%
36	Collegium Pharmaceutical, Inc. *	1
167	Contineum Therapeutics, Inc. Class A*	3
212	Harmony Biosciences Holdings, Inc. *	7
588	Innoviva, Inc. *	11
93	Phibro Animal Health Corp. Class A	2
120	Prestige Consumer Healthcare, Inc. *	9
223	SIGA Technologies, Inc.	2
		35
PROFESSIONAL SERVICES—1.6%
77	Barrett Business Services, Inc.	3
14	CRA International, Inc.	2
247	ExlService Holdings, Inc. *	9
48	First Advantage Corp.	1
210	Forrester Research, Inc. *	4
85	Heidrick & Struggles International, Inc.	3
51	HireQuest, Inc.	1
49	IBEX Holdings Ltd. *	1
90	Insperity, Inc.	9
24	Kforce, Inc.	2
210	Korn Ferry	15
169	Maximus, Inc.	16

⬤

Harbor AlphaEdge Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
334	Mistras Group, Inc. *	$3
156	Resources Connection, Inc.	2
135	TriNet Group, Inc.	14
604	TTEC Holdings, Inc.	5
87	Verra Mobility Corp. *	3
		93
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
565	American Realty Investors, Inc. *	12
334	Anywhere Real Estate, Inc. *	2
1,274	Cushman & Wakefield PLC *	17
259	Forestar Group, Inc. *	8
82	FRP Holdings, Inc. *	2
1,097	Kennedy-Wilson Holdings, Inc.	11
53	Marcus & Millichap, Inc.	2
1,361	Newmark Group, Inc. Class A	18
42	Tejon Ranch Co. *	1
275	Transcontinental Realty Investors, Inc. *	9
		82
RESIDENTIAL REITS—0.2%
178	BRT Apartments Corp.	4
18	Centerspace	1
1,343	Clipper Realty, Inc.	5
174	Independence Realty Trust, Inc.	3
		13
RETAIL REITS—0.5%
94	Macerich Co.	2
103	NETSTREIT Corp.	2
819	SITE Centers Corp.	13
566	Urban Edge Properties	11
158	Whitestone REIT	2
		30
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
166	ACM Research, Inc. Class A*	3
195	Alpha & Omega Semiconductor Ltd. *	8
67	Axcelis Technologies, Inc. *	9
140	Diodes, Inc. *	11
614	Everspin Technologies, Inc. *	4
19	FormFactor, Inc. *	1
240	Kulicke & Soffa Industries, Inc. (Singapore)	11
50	NVE Corp.	4
348	Photronics, Inc. *	9
52	Ultra Clean Holdings, Inc. *	2
32	Veeco Instruments, Inc. *	1
		63
SOFTWARE—1.0%
92	A10 Networks, Inc.	1
222	ACI Worldwide, Inc. *	10
413	American Software, Inc. Class A	4
8	CommVault Systems, Inc. *	1
270	Consensus Cloud Solutions, Inc. *	6
607	eGain Corp. *	4
990	NCR Voyix Corp. *	15
22	Progress Software Corp.	1
142	Red Violet, Inc. *	4
234	ReposiTrak, Inc.	4
378	Rimini Street, Inc. *	1
53	Verint Systems, Inc. *	2

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
3,521	WM Technology, Inc. *	$4
		57
SPECIALIZED REITS—0.6%
354	Farmland Partners, Inc.	4
231	Outfront Media, Inc.	4
250	PotlatchDeltic Corp.	11
4,023	Uniti Group, Inc.	15
		34
SPECIALTY RETAIL—4.7%
64	Abercrombie & Fitch Co. Class A*	9
429	Academy Sports & Outdoors, Inc.	23
437	American Eagle Outfitters, Inc.	10
13	America’s Car-Mart, Inc. *	1
295	Arhaus, Inc.	4
910	Arko Corp.	6
112	Asbury Automotive Group, Inc. *	30
80	Boot Barn Holdings, Inc. *	11
268	Buckle, Inc.	12
58	Build-A-Bear Workshop, Inc.	2
249	Caleres, Inc.	10
575	Camping World Holdings, Inc. Class A	13
70	Citi Trends, Inc. *	1
656	Designer Brands, Inc. Class A	5
431	Destination XL Group, Inc. *	2
359	Foot Locker, Inc.	10
92	Group 1 Automotive, Inc.	34
99	Haverty Furniture Cos., Inc.	3
45	J Jill, Inc.	2
2,505	Leslie’s, Inc. *	7
221	MarineMax, Inc. *	8
53	Monro, Inc.	2
206	OneWater Marine, Inc. Class A*	5
80	Revolve Group, Inc. *	2
732	Sally Beauty Holdings, Inc. *	8
54	Shoe Carnival, Inc.	2
230	Signet Jewelers Ltd.	19
242	Sleep Number Corp. *	3
209	Sonic Automotive, Inc. Class A	12
254	Tile Shop Holdings, Inc. *	2
354	Torrid Holdings, Inc. *	3
201	Urban Outfitters, Inc. *	9
686	Victoria’s Secret & Co. *	12
		282
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
279	CompoSecure, Inc. Class A	2
76	CPI Card Group, Inc. *	2
409	Diebold Nixdorf, Inc. *	18
443	Eastman Kodak Co. *	3
343	Immersion Corp.	4
		29
TEXTILES, APPAREL & LUXURY GOODS—0.7%
1,967	Hanesbrands, Inc. *	12
195	Kontoor Brands, Inc.	14
48	Movado Group, Inc.	1
27	Oxford Industries, Inc.	3
297	Steven Madden Ltd.	13
		43

⬤

Harbor AlphaEdge Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TOBACCO—0.5%
193	Turning Point Brands, Inc.	$7
164	Universal Corp.	9
948	Vector Group Ltd.	12
		28
TRADING COMPANIES & DISTRIBUTORS—2.7%
83	Applied Industrial Technologies, Inc.	18
181	Beacon Roofing Supply, Inc. *	19
111	BlueLinx Holdings, Inc. *	13
160	Boise Cascade Co.	23
261	Custom Truck One Source, Inc. *	1
224	DNOW, Inc. *	3
34	DXP Enterprises, Inc. *	2
126	GATX Corp.	18
54	Global Industrial Co.	2
150	GMS, Inc. *	14
206	H&E Equipment Services, Inc.	11
89	Herc Holdings, Inc.	14
396	Hudson Technologies, Inc. *	3
52	Karat Packaging, Inc.	2
279	Rush Enterprises, Inc. Class A	14
224	Titan Machinery, Inc. *	4
17	Willis Lease Finance Corp.	2
		163

COMMON STOCKS—Continued
Shares		Value
WATER UTILITIES—0.2%
22	American States Water Co.	$2
172	Global Water Resources, Inc.	2
90	Pure Cycle Corp. *	1
51	SJW Group	3
61	York Water Co.	3
		11
WIRELESS TELECOMMUNICATION SERVICES—0.2%
511	Gogo, Inc. *	4
270	Telephone & Data Systems, Inc.	6
		10
TOTAL COMMON STOCKS (Cost $5,559)		5,986
TOTAL INVESTMENTS—100.0% (Cost $5,559)		5,986
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(1)
TOTAL NET ASSETS—100%		$5,985

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Short-Term Investments—92.0%
Principal Amount		Value
U.S. TREASURY BILLS—92.0%
	U.S. Treasury Bills
$10,121	5.126%—10/22/2024†	$10,002
75,928	5.129%—10/24/2024†	75,018
96,845	5.166%—09/19/2024†	96,154
TOTAL SHORT-TERM INVESTMENTS (Cost $181,186)		181,174
TOTAL INVESTMENTS—92.0% (Cost $181,186)		181,174
CASH AND OTHER ASSETS, LESS LIABILITIES—8.0%		15,849
TOTAL NET ASSETS—100%		$197,023

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	08/30/2024	Monthly	$197,001	$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in
Note 2 of the accompanying Notes to Portfolios of Investments.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2024.

Commodity	Weight
Gold	32.4%
GasOil	12.7
Heating Oil	7.8
RBOB Gasoline	7.7
Brent Crude Oil	5.0
Sugar	4.1
Corn	3.7
Soybeans	3.1
Cocoa	2.3
Coffee	2.1
Copper	2.0
Nickel	2.0
Soybean Oil	2.0
Aluminum	1.9
Cotton	1.9
KC Wheat	1.9
Soymeal	1.9
Wheat	1.9
Zinc	1.9
Natural Gas (United States)	1.7
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—13.4%
Principal Amount		Value
$250	Apidos CLO XXXV Ltd. Series 2021-35A Cl. A 6.594% (3 Month USD Term SOFR + 1.312%) 04/20/2034[1,2]	$250
125	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Cl. A 5.230%—12/20/2030[1]	126
250	CIFC Funding Ltd. Series 2024-3A Cl. A1 6.813% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	250
146	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	131
149	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	135
143	NextGear Floorplan Master Owner Trust Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	144
250	Palmer Square CLO Ltd. Series 2020-3A Cl. A1R2 6.972% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	252
239	Planet Fitness Master Issuer LLC Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	224
100	Progress Residential Trust Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	92
	SBA Small Business Investment Cos.
129	Series 2023-10A Cl. 1 5.168%—03/10/2033	132
137	Series 2023-10B Cl. 1 5.688%—09/10/2033	143
		275
	SBA Tower Trust
100	1.631%—05/15/2051[1]	92
102	6.599%—11/15/2052[1]	105
		197
121	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	122
129	Servpro Master Issuer LLC Series 2019-1A Cl. A2 3.882%—10/25/2049[1]	124
115	Small Business Administration Participation Certificates Series 2024-25G Cl. 1 4.890%—07/01/2049	116
141	Subway Funding LLC Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	145
147	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	130
149	Tricon Residential Trust Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	149
	U.S. Small Business Administration
137	Series 2017-20I Cl. 1 2.590%—09/01/2037	125

Asset-Backed Securities—Continued
Principal Amount		Value
$102	Series 2010-20G Cl. 1 3.800%—07/01/2030	$99
120	Series 2024-25E Cl. 1 5.240%—05/01/2049	122
130	Series 2024-25D Cl. 1 5.380%—04/01/2049	135
		481
166	United Airlines Pass-Through Trust Series 2019-2 Cl. AA 2.700%—11/01/2033	145
187	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	176
116	Wendy’s Funding LLC Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	113
121	World Omni Auto Receivables Trust Series 2024-B Cl. A3 5.270%—09/17/2029	123
Total Asset-Backed Securities (Cost $3,832)		3,900

Collateralized Mortgage Obligations—9.7%

	Benchmark Mortgage Trust
150	Series 2020-B22 Cl. ASB 1.731%—01/15/2054	134
169	Series 2021-B28 Cl. A5 2.224%—08/15/2054	142
		276
150	BMO Mortgage Trust Series 2024-5C4 Cl. A3 6.526%—05/15/2057[2]	160
	BX Commercial Mortgage Trust
136	Series 2024-XL5 Cl. A 6.721% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	135
98	Series 2024-XL4 Cl. A 6.771% (1 Month USD Term SOFR + 1.442%) 02/15/2039[1,2]	98
		233
125	BX Trust Series 2024-BIO Cl. A 6.971% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	124
125	Citigroup Commercial Mortgage Trust Series 2015-P1 Cl. A5 3.717%—09/15/2048	123
49	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	49
154	GS Mortgage Securities Corp. Trust Series 2023-SHIP Cl. A 4.322%—09/10/2038[1,2]	151
119	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	119
	JP Morgan Mortgage Trust
214	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	195
145	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	145

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$142	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	$143
87	Series 2024-6 Cl. A6 6.000%—12/25/2054[1,2]	87
		570
141	JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Cl. A4 3.770%—12/15/2048	138
89	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 7.240% (1 Month USD Term SOFR + 1.890%) 08/15/2029[1,2]	89
	Sequoia Mortgage Trust
126	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	128
142	Series 2024-6 Cl. A5 6.000%—07/27/2054[1,2]	143
145	Series 2024-7 Cl. A11 6.000%—08/25/2054[1,2]	145
		416
104	Towd Point Mortgage Trust Series 2018-3 Cl. A1 3.750%—05/25/2058[1,2]	101
	Wells Fargo Commercial Mortgage Trust
143	Series 2015-C28 Cl. A4 3.540%—05/15/2048	141
150	Series 2015-C29 Cl. A4 3.637%—06/15/2048	147
		288
Total Collateralized Mortgage Obligations (Cost $2,806)		2,837

Corporate Bonds & Notes—29.9%

AUTO COMPONENTS—0.3%
129	Aptiv PLC/Aptiv Corp. 4.150%—05/01/2052	98
AUTOMOBILES—1.1%
200	Ford Motor Credit Co. LLC 6.125%—03/08/2034	200
110	General Motors Financial Co., Inc. 5.750%—02/08/2031	113
		313
BANKS—2.0%
200	Barclays PLC 6.490%—09/13/2029[3]	211
200	ING Groep NV 6.114%—09/11/2034[3]	211
62	Morgan Stanley 4.350%—09/08/2026	61
107	Truist Financial Corp. MTN 7.161%—10/30/2029[3]	115
		598
CAPITAL MARKETS—4.0%
134	Blackstone Holdings Finance Co. LLC 6.200%—04/22/2033[1]	144

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Blue Owl Credit Income Corp.
$71	4.700%—02/08/2027	$69
81	6.600%—09/15/2029[1]	82
		151
142	Brookfield Finance, Inc. 2.724%—04/15/2031	124
69	Golub Capital BDC, Inc. 7.050%—12/05/2028	72
89	HPS Corporate Lending Fund 6.750%—01/30/2029[1]	91
150	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	144
64	Main Street Capital Corp. 6.950%—03/01/2029	66
49	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	45
66	Oaktree Strategic Credit Fund 8.400%—11/14/2028[1]	71
92	Sixth Street Lending Partners 6.500%—03/11/2029[1]	93
200	UBS Group AG 2.746%—02/11/2033[1,3]	168
		1,169
COMMERCIAL SERVICES & SUPPLIES—1.0%
81	Brink’s Co. 6.750%—06/15/2032[1]	83
110	Element Fleet Management Corp. 6.271%—06/26/2026[1]	112
105	Triton Container International Ltd./TAL International Container Corp. 3.250%—03/15/2032	89
		284
DIVERSIFIED FINANCIAL SERVICES—3.5%
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	151
107	Air Lease Corp. 1.875%—08/15/2026	101
71	Aircastle Ltd. 5.950%—02/15/2029[1]	72
150	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	151
89	Aviation Capital Group LLC 4.125%—08/01/2025[1]	88
134	Cantor Fitzgerald LP 7.200%—12/12/2028[1]	141
250	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,3]	234
92	GGAM Finance Ltd. 8.000%—02/15/2027[1]	95
		1,033
ELECTRIC UTILITIES—1.6%
80	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	86
133	CMS Energy Corp. 3.750%—12/01/2050[3]	112
62	Dominion Energy, Inc. 6.875%—02/01/2055[3]	64

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$44	Exelon Corp. 4.450%—04/15/2046	$38
85	National Rural Utilities Cooperative Finance Corp. 7.125%—09/15/2053[3]	89
69	New England Power Co. 5.936%—11/25/2052[1]	72
		461
ELECTRICAL EQUIPMENT—1.2%
200	Sensata Technologies, Inc. 6.625%—07/15/2032[1]	203
140	TD SYNNEX Corp. 6.100%—04/12/2034	144
		347
ENTERTAINMENT—0.3%
107	Warnermedia Holdings, Inc. 5.141%—03/15/2052	80
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.8%
104	Alexandria Real Estate Equities, Inc. 4.850%—04/15/2049	91
97	COPT Defense Properties LP 2.000%—01/15/2029	84
151	EPR Properties 4.500%—06/01/2027	147
73	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	68
87	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000%—07/15/2031[1]	89
45	VICI Properties LP 5.750%—04/01/2034	46
		525
FINANCIAL SERVICES—1.1%
86	Charles Schwab Corp. 5.853%—05/19/2034[3]	89
69	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	71
121	Navient Corp. 4.875%—03/15/2028	113
59	PNC Financial Services Group, Inc. 6.615%—10/20/2027[3]	61
		334
HEALTH CARE PROVIDERS & SERVICES—1.1%
116	Centene Corp. 4.250%—12/15/2027	112
132	CVS Pass-Through Trust 5.926%—01/10/2034[1]	132
94	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	86
		330
INDUSTRIAL CONGLOMERATES—0.7%
200	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	200
INSURANCE—0.9%
169	Global Atlantic Fin Co. 3.125%—06/15/2031[1]	142

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
$130	SBL Holdings, Inc. 5.000%—02/18/2031[1]	$116
		258
IT SERVICES—0.2%
69	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	71
MEDIA—0.5%
148	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	148
METALS & MINING—0.7%
200	Anglo American Capital PLC 3.875%—03/16/2029[1]	191
OIL, GAS & CONSUMABLE FUELS—1.5%
110	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	115
72	Enbridge, Inc. 5.750%—07/15/2080[3]	69
43	Energy Transfer LP 8.527% (3 Month USD Term SOFR + 3.279%) 11/01/2066[2]	42
68	New Fortress Energy, Inc. 6.500%—09/30/2026[1]	63
115	Occidental Petroleum Corp. 0.000%—10/10/2036[4]	63
86	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	87
		439
PASSENGER AIRLINES—0.1%
41	Delta Air Lines Pass-Through Trust 2.000%—12/10/2029	38
PHARMACEUTICALS—0.3%
89	Teva Pharmaceutical Finance Netherlands III BV 3.150%—10/01/2026	84
PROFESSIONAL SERVICES—0.3%
92	KBR, Inc. 4.750%—09/30/2028[1]	88
ROAD & RAIL—0.4%
77	Norfolk Southern Corp. 4.050%—08/15/2052	62
60	Ryder System, Inc. MTN 5.250%—06/01/2028	61
		123
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
131	Broadcom, Inc. 4.000%—04/15/2029[1]	127
200	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	209
65	KLA Corp. 5.650%—11/01/2034	70
		406

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—1.0%
$144	Oracle Corp. 3.600%—04/01/2040	$114
184	VMware LLC 1.400%—08/15/2026	172
		286
SPECIALTY RETAIL—1.3%
	Group 1 Automotive, Inc.
66	4.000%—08/15/2028[1]	62
20	6.375%—01/15/2030[1]	20
		82
133	Lithia Motors, Inc. 3.875%—06/01/2029[1]	121
65	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	63
110	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	112
		378
TOBACCO—0.3%
89	Vector Group Ltd. 5.750%—02/01/2029[1]	85
TRADING COMPANIES & DISTRIBUTORS—1.0%
200	Ferguson Finance PLC 4.650%—04/20/2032[1]	194
88	LKQ Corp. 5.750%—06/15/2028	90
		284
WIRELESS TELECOMMUNICATION SERVICES—0.3%
62	Rogers Communications, Inc. 7.500%—08/15/2038	74
Total Corporate Bonds & Notes (Cost $8,529)		8,725

Mortgage Pass-Through—22.9%

	Federal Home Loan Mortgage Corp.
936	2.500%—02/01/2035-04/01/2052	803
575	3.000%—12/01/2046-07/01/2051	511
412	3.500%—05/01/2033-05/01/2035	400
194	4.000%—06/01/2048	186
406	4.500%—05/01/2053	396
147	5.000%—04/01/2053	145
558	5.500%—10/01/2053-03/01/2054	566
		3,007

Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal National Mortgage Association
$1,294	2.500%—10/01/2035-02/01/2052	$1,128
195	3.000%—06/01/2051	174
535	3.500%—10/01/2047-04/01/2050	493
551	4.000%—08/01/2045-04/01/2050	529
320	4.500%—07/01/2048-11/01/2048	313
658	5.000%—07/01/2052-10/01/2052	657
144	5.500%—02/01/2054	144
		3,438
286	Federal National Mortgage Association Interest STRIPS Series 435 Cl. C4 3.000%—10/25/2037	22
1,068	Federal National Mortgage Association REMICS Series 2021-67 Cl. AI 0.000%—10/25/2051[2,4]	28
208	Government National Mortgage Association 2.500%—09/20/2051	179
Total Mortgage Pass-Through (Cost $6,489)		6,674

Municipal Bonds—0.5%

(Cost $130)
130	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	132

U.S. Government Obligations—22.4%

	U.S. Treasury Bonds
1,947	4.250%—02/15/2054	1,915
2,727	4.500%—02/15/2044	2,755
		4,670
	U.S. Treasury Notes
1,238	4.000%—01/31/2029-02/15/2034	1,234
602	4.625%—04/30/2029	620
		1,854
Total U.S. Government Obligations (Cost $6,260)		6,524
TOTAL INVESTMENTS—98.8% (Cost $28,046)		28,792
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		351
TOTAL NET ASSETS—100.0%		$29,143

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $9,029 or 31% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Loan
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.2%
Shares		Value
BANKS—0.6%
14,653	NU Holdings Ltd. Class A (Brazil)*	$178
BIOTECHNOLOGY—4.8%
4,326	Ascendis Pharma AS ADR (Denmark)*,1	578
3,633	Legend Biotech Corp. ADR*,1	205
57,473	Magenta Therapeutics, Inc. - CVR *	— [x]
3,459	Moderna, Inc. *	412
7,976	Rocket Pharmaceuticals, Inc. *	193
1,241	Soleno Therapeutics, Inc. *	60
956	Vaxcyte, Inc. *	75
		1,523
BROADLINE RETAIL—6.0%
4,731	Amazon.com, Inc. *	884
3,196	Global-e Online Ltd. (Israel)*	110
526	MercadoLibre, Inc. (Brazil)*	878
		1,872
CHEMICALS—2.8%
1,934	Linde PLC	877
ELECTRICAL EQUIPMENT—0.8%
662	GE Vernova, Inc. *	118
346	Hubbell, Inc.	137
		255
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
9,336	Cognex Corp.	463
ENTERTAINMENT—1.8%
371	Netflix, Inc. *	233
2,523	Roku, Inc. *	147
2,834	Sea Ltd. ADR (Singapore)*,1	186
		566
FINANCIAL SERVICES—6.2%
383	Adyen NV (Netherlands)*,2	469
2,785	Block, Inc. *	172
5,221	Fiserv, Inc. *	854
17,437	Toast, Inc. Class A*	456
		1,951
GROUND TRANSPORTATION—0.4%
291	Saia, Inc. *	122
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
1,508	Dexcom, Inc. *	102
618	Insulet Corp. *	120
		222
HOTELS, RESTAURANTS & LEISURE—3.9%
8,700	Chipotle Mexican Grill, Inc. *	472
5,300	DoorDash, Inc. Class A*	587
4,216	DraftKings, Inc. Class A*	156
		1,215
INSURANCE—3.0%
4,479	Progressive Corp.	959
INTERACTIVE MEDIA & SERVICES—7.6%
3,910	Alphabet, Inc. Class A	671
6,602	Alphabet, Inc. Class C	1,143

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
1,189	Meta Platforms, Inc. Class A	$564
		2,378
IT SERVICES—5.2%
4,497	Cloudflare, Inc. Class A*	348
753	MongoDB, Inc. *	190
2,406	Okta, Inc. *	226
11,567	Shopify, Inc. Class A (Canada)*	708
1,202	Snowflake, Inc. Class A*	157
		1,629
LIFE SCIENCES TOOLS & SERVICES—4.8%
3,505	Danaher Corp.	971
829	ICON PLC *	272
738	Medpace Holdings, Inc. *	283
		1,526
MACHINERY—1.1%
2,225	Chart Industries, Inc. *	358
PHARMACEUTICALS—0.6%
235	Eli Lilly & Co.	189
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—18.6%
3,408	Advanced Micro Devices, Inc. *	492
1,268	Applied Materials, Inc.	269
973	ASML Holding NV (Netherlands)	896
1,497	Lam Research Corp.	1,379
4,407	Lattice Semiconductor Corp. *	234
1,773	MACOM Technology Solutions Holdings, Inc. *	179
10,318	NVIDIA Corp.	1,207
1,375	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	228
4,625	Texas Instruments, Inc.	943
		5,827
SOFTWARE—23.0%
2,345	Atlassian Corp. Class A*	414
4,185	Bentley Systems, Inc. Class B	204
3,025	Cadence Design Systems, Inc. *	810
18,885	CCC Intelligent Solutions Holdings, Inc. *	194
3,195	Datadog, Inc. Class A*	372
4,018	Dynatrace, Inc. *	176
561	HubSpot, Inc. *	279
1,586	Microsoft Corp.	663
1,072	Monday.com Ltd. *	246
713	Palo Alto Networks, Inc. *	232
8,198	Procore Technologies, Inc. *	582
1,227	Salesforce, Inc.	318
14,705	Samsara, Inc. Class A*	563
1,286	SAP SE ADR (Germany)[1]	272
10,816	SentinelOne, Inc. Class A*	248
1,450	ServiceNow, Inc. *	1,181
5,153	Smartsheet, Inc. Class A*	247
1,175	Zscaler, Inc. *	211
		7,212

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.8%
1,149	United Rentals, Inc.	$870
TOTAL COMMON STOCKS (Cost $23,750)		30,192
TOTAL INVESTMENTS—96.2% (Cost $23,750)		30,192
CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		1,184
TOTAL NET ASSETS—100%		$31,376

FAIR VALUE MEASUREMENTS
As of July 31, 2024, the investment in Magenta Therapeutics, Inc - CVR (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2024 (000s)	Unrealized Gain/(Loss) as of 07/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Magenta Therapeutics, Inc. - CVR	$—	Market Approach	Estimated Recovery Value	$0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $469 or 1% of net assets.
CVR
Contingent Value Right
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.2%
Shares		Value
BANKS—3.8%
141,903	Bank of America Corp.	$5,720
115,760	Fifth Third Bancorp	4,901
		10,621
BEVERAGES—2.7%
110,909	Coca-Cola Co.	7,402
BIOTECHNOLOGY—2.6%
39,695	AbbVie, Inc.	7,356
CAPITAL MARKETS—4.9%
11,978	Ameriprise Financial, Inc.	5,152
34,054	ARES Management Corp. Class A	5,217
161,883	Blue Owl Capital, Inc.	3,087
		13,456
CHEMICALS—2.2%
43,759	Celanese Corp.	6,177
COMMERCIAL SERVICES & SUPPLIES—3.4%
8,784	Cintas Corp.	6,710
58,942	Rollins, Inc.	2,824
		9,534
ELECTRIC UTILITIES—2.1%
76,374	NextEra Energy, Inc.	5,834
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
28,721	CDW Corp.	6,264
FINANCIAL SERVICES—2.6%
40,830	Fidelity National Information Services, Inc.	3,137
38,908	Global Payments, Inc.	3,955
		7,092
FOOD PRODUCTS—1.7%
23,649	Hershey Co.	4,670
INDUSTRIAL REITS—1.7%
114,808	STAG Industrial, Inc.	4,685
INSURANCE—9.1%
92,942	American International Group, Inc.	7,364
37,900	Arthur J Gallagher & Co.	10,744
28,147	Primerica, Inc.	7,087
		25,195
INTERACTIVE MEDIA & SERVICES—2.2%
12,817	Meta Platforms, Inc. Class A	6,086
IT SERVICES—3.8%
55,081	International Business Machines Corp.	10,583
MACHINERY—6.1%
13,507	Cummins, Inc.	3,941

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
26,361	IDEX Corp.	$5,496
104,438	Mueller Industries, Inc.	7,409
		16,846
MEDIA—2.0%
115,369	John Wiley & Sons, Inc. Class A	5,509
OIL, GAS & CONSUMABLE FUELS—3.7%
35,274	Valero Energy Corp.	5,705
107,806	Williams Cos., Inc.	4,629
		10,334
PHARMACEUTICALS—9.3%
8,784	Eli Lilly & Co.	7,064
62,803	Merck & Co., Inc.	7,105
226,354	Pfizer, Inc.	6,913
88,395	Sanofi SA ADR[1]	4,580
		25,662
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.1%
92,920	Broadcom, Inc.	14,931
80,481	Microchip Technology, Inc.	7,145
23,036	NXP Semiconductors NV (China)	6,062
		28,138
SOFTWARE—7.4%
49,210	Microsoft Corp.	20,587
SPECIALTY RETAIL—4.5%
15,571	Dick’s Sporting Goods, Inc.	3,369
40,260	TJX Cos., Inc.	4,550
16,916	Tractor Supply Co.	4,454
		12,373
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.9%
73,111	Apple, Inc.	16,237
TEXTILES, APPAREL & LUXURY GOODS—1.4%
97,998	Tapestry, Inc.	3,929
TRADING COMPANIES & DISTRIBUTORS—3.7%
17,920	Ferguson PLC	3,990
13,026	Watsco, Inc.	6,376
		10,366
TOTAL COMMON STOCKS (Cost $216,210)		274,936
TOTAL INVESTMENTS—99.2% (Cost $216,210)		274,936
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		2,263
TOTAL NET ASSETS—100%		$277,199

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Energy Transition Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Short-Term Investments—86.2%
Principal Amount		Value
U.S. TREASURY BILLS—86.2%
	U.S. Treasury Bills
$15,891	5.183%—09/19/2024†	$15,778
2,543	5.225%—09/24/2024†	2,523
TOTAL SHORT-TERM INVESTMENTS (Cost $18,302)		18,301
TOTAL INVESTMENTS—86.2% (Cost $18,302)		18,301
CASH AND OTHER ASSETS, LESS LIABILITIES—13.8%		2,924
TOTAL NET ASSETS—100%		$21,225

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	0.750%	Pay	Quantix Energy Transition Index	08/14/2024	Monthly	$21,266	$(77)	$—	$(77)
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in
Note 2 of the accompanying Notes to Portfolios of Investments.

⬤

Harbor Energy Transition Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2024.

Commodity	Weight
Emissions (Europe)	16.2%
Natural Gas (Europe)	12.6
Aluminum	11.6
Copper	9.9
Natural Gas (United States)	9.6
Silver	8.1
Soybean Oil	6.5
Nickel	6.2
Zinc	3.8
Emissions (California)	3.7
Natural Gas (United Kingdom)	2.8
Palladium	2.3
Platinum	2.3
Ethanol	2.2
Lead	2.2
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.9%
Shares		Value
BIOTECHNOLOGY—45.4%
8,237	AbbVie, Inc.	$1,526
1,713	Alkermes PLC *	47
466	Argenx SE ADR (Netherlands)*,1	240
17,383	Ascendis Pharma AS ADR (Denmark)*,1	2,321
10,361	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	252
22,426	Legend Biotech Corp. ADR*,1	1,265
2,736	MoonLake Immunotherapeutics *	114
1,225	Neurocrine Biosciences, Inc. *	173
2,690	REVOLUTION Medicines, Inc. *	123
17,685	Rocket Pharmaceuticals, Inc. *	428
552	Sarepta Therapeutics, Inc. *	79
1,728	Soleno Therapeutics, Inc. *	83
4,912	Vaxcyte, Inc. *	387
568	Vertex Pharmaceuticals, Inc. *	282
		7,320
HEALTH CARE EQUIPMENT & SUPPLIES—18.5%
2,140	Boston Scientific Corp. *	158
3,046	Cooper Cos., Inc. *	284
2,259	Dexcom, Inc. *	153
3,666	GE HealthCare Technologies, Inc.	310
1,647	Haemonetics Corp. *	148
129	IDEXX Laboratories, Inc. *	62
1,672	Insulet Corp. *	325
923	iRhythm Technologies, Inc. *	80
3,542	Lantheus Holdings, Inc. *	371
9,375	Masimo Corp. *	1,003
1,318	PROCEPT BioRobotics Corp. *	84
		2,978
HEALTH CARE PROVIDERS & SERVICES—10.8%
443	Elevance Health, Inc.	236

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
22,485	Option Care Health, Inc. *	$667
1,458	UnitedHealth Group, Inc.	840
		1,743
HEALTH CARE TECHNOLOGY—0.7%
4,805	Evolent Health, Inc. Class A*	112
INSURANCE—0.8%
7,187	Oscar Health, Inc. Class A*	127
LIFE SCIENCES TOOLS & SERVICES—4.6%
1,724	ICON PLC *	566
1,426	Illumina, Inc. *	175
		741
PHARMACEUTICALS—18.1%
4,528	Edgewise Therapeutics, Inc. *	77
333	Eli Lilly & Co.	268
20,198	Innoviva, Inc. *	381
2,217	Intra-Cellular Therapies, Inc. *	174
6,827	Merck & Co., Inc.	772
30,172	Pfizer, Inc.	921
6,457	Sanofi SA ADR[1]	335
		2,928
TOTAL COMMON STOCKS (Cost $14,513)		15,949
TOTAL INVESTMENTS—98.9% (Cost $14,513)		15,949
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		182
TOTAL NET ASSETS—100%		$16,131

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—2.8%
764	L3Harris Technologies, Inc.	$173
361	Lockheed Martin Corp.	196
		369
BANKS—5.9%
1,566	Cullen/Frost Bankers, Inc.	183
2,169	East West Bancorp, Inc.	191
2,005	Pinnacle Financial Partners, Inc.	193
2,083	SouthState Corp.	206
		773
BIOTECHNOLOGY—1.4%
1,273	Sarepta Therapeutics, Inc. *	181
BROADLINE RETAIL—1.3%
2,656	Etsy, Inc. *	173
BUILDING PRODUCTS—1.4%
1,326	Allegion PLC	181
CAPITAL MARKETS—8.2%
935	Cboe Global Markets, Inc.	172
801	CME Group, Inc.	155
862	Evercore, Inc. Class A	216
382	FactSet Research Systems, Inc.	158
346	MSCI, Inc.	187
2,795	Nasdaq, Inc.	189
		1,077
COMMUNICATIONS EQUIPMENT—2.8%
3,465	Ciena Corp. *	182
4,903	Juniper Networks, Inc.	185
		367
CONSUMER FINANCE—1.4%
3,738	Synchrony Financial	190
ELECTRIC UTILITIES—2.6%
4,398	Exelon Corp.	164
2,145	Southern Co.	179
		343
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
2,958	Trimble, Inc. *	161
ENERGY EQUIPMENT & SERVICES—1.2%
28,098	Transocean Ltd. *	163
FINANCIAL SERVICES—1.3%
372	Mastercard, Inc. Class A	172
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
2,097	GE HealthCare Technologies, Inc.	177
HEALTH CARE REITS—1.4%
8,520	Healthpeak Properties, Inc.	186
HOTELS, RESTAURANTS & LEISURE—1.3%
45	Booking Holdings, Inc.	167
HOUSEHOLD DURABLES—1.5%
1,454	PulteGroup, Inc.	192

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—1.3%
1,786	Colgate-Palmolive Co.	$177
INDUSTRIAL REITS—1.5%
1,560	Prologis, Inc.	197
INSURANCE—3.9%
1,725	Arch Capital Group Ltd. *	165
1,159	RLI Corp.	175
776	Travelers Cos., Inc.	168
		508
INTERACTIVE MEDIA & SERVICES—1.3%
991	Alphabet, Inc. Class A	170
IT SERVICES—0.9%
470	MongoDB, Inc. *	119
MACHINERY—3.7%
572	Cummins, Inc.	167
409	Deere & Co.	152
2,031	Graco, Inc.	173
		492
MEDIA—1.3%
418	Cable One, Inc.	173
METALS & MINING—2.6%
2,928	Commercial Metals Co.	176
1,250	Steel Dynamics, Inc.	166
		342
MULTI-UTILITIES—1.4%
2,255	Ameren Corp.	179
OIL, GAS & CONSUMABLE FUELS—2.4%
1,395	ConocoPhillips	155
2,678	Occidental Petroleum Corp.	163
		318
PASSENGER AIRLINES—1.0%
3,183	Delta Air Lines, Inc.	137
PHARMACEUTICALS—1.1%
1,313	Merck & Co., Inc.	149
PROFESSIONAL SERVICES—2.6%
2,719	Dayforce, Inc. *	161
1,955	Maximus, Inc.	182
		343
RESIDENTIAL REITS—1.3%
1,580	Camden Property Trust	175
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.0%
1,103	Advanced Micro Devices, Inc. *	160
5,439	Intel Corp.	167
1,850	NVIDIA Corp.	217
1,292	Silicon Laboratories, Inc. *	155
1,329	Teradyne, Inc.	174
884	Texas Instruments, Inc.	180
		1,053

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—20.6%
355	Adobe, Inc. *	$196
782	Autodesk, Inc. *	194
596	Cadence Design Systems, Inc. *	159
2,045	Dolby Laboratories, Inc. Class A	161
8,944	DoubleVerify Holdings, Inc. *	189
7,030	Dropbox, Inc. Class A*	168
1,418	Guidewire Software, Inc. *	213
266	Intuit, Inc.	172
405	Microsoft Corp.	169
2,486	Procore Technologies, Inc. *	177
4,270	Samsara, Inc. Class A*	163
7,822	SentinelOne, Inc. Class A*	179
234	ServiceNow, Inc. *	191
4,132	Smartsheet, Inc. Class A*	198
863	SPS Commerce, Inc. *	186
		2,715
SPECIALIZED REITS—4.1%
1,136	Extra Space Storage, Inc.	181
1,413	Lamar Advertising Co. Class A	170

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—Continued
4,542	National Storage Affiliates Trust	$193
		544
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.9%
901	Apple, Inc.	200
2,994	Pure Storage, Inc. Class A*	179
		379
TEXTILES, APPAREL & LUXURY GOODS—0.9%
479	Lululemon Athletica, Inc. *	124
TOTAL COMMON STOCKS (Cost $11,638)		13,166
TOTAL INVESTMENTS—99.8% (Cost $11,638)		13,166
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		29
TOTAL NET ASSETS—100%		$13,195

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.2%
Shares		Value
AEROSPACE & DEFENSE—2.7%
21,083	General Electric Co.	$3,588
4,037	L3Harris Technologies, Inc.	916
5,603	Lockheed Martin Corp.	3,036
3,274	Northrop Grumman Corp.	1,586
		9,126
AUTOMOBILES—0.2%
50,303	Ford Motor Co.	544
BANKS—5.5%
144,338	Bank of America Corp.	5,818
58,282	JPMorgan Chase & Co.	12,403
		18,221
BEVERAGES—2.2%
53,633	Coca-Cola Co.	3,580
2,177	Constellation Brands, Inc. Class A	534
19,027	PepsiCo, Inc.	3,285
		7,399
BIOTECHNOLOGY—2.0%
2,578	Alnylam Pharmaceuticals, Inc. *	612
11,373	Amgen, Inc.	3,781
3,743	BioMarin Pharmaceutical, Inc. *	316
26,310	Gilead Sciences, Inc.	2,001
		6,710
BROADLINE RETAIL—6.0%
88,760	Amazon.com, Inc. *	16,596
16,957	eBay, Inc.	943
1,417	MercadoLibre, Inc. (Brazil)*	2,365
		19,904
BUILDING PRODUCTS—0.3%
3,727	Builders FirstSource, Inc. *	624
654	Lennox International, Inc.	381
		1,005
CAPITAL MARKETS—3.6%
2,659	ARES Management Corp. Class A	407
2,968	BlackRock, Inc.	2,601
13,862	Blackstone, Inc.	1,970
2,124	Cboe Global Markets, Inc.	390
6,964	CME Group, Inc.	1,349
451	FactSet Research Systems, Inc.	186
11,833	KKR & Co., Inc.	1,461
27,174	Morgan Stanley	2,805
933	MSCI, Inc.	505
7,189	Nasdaq, Inc.	487
		12,161
CHEMICALS—1.0%
19,689	Corteva, Inc.	1,104
23,310	Dow, Inc.	1,270
12,638	DuPont de Nemours, Inc.	1,058
		3,432
COMMUNICATIONS EQUIPMENT—0.9%
2,641	Arista Networks, Inc. *	915
46,583	Cisco Systems, Inc.	2,257
		3,172

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—0.2%
2,824	Quanta Services, Inc.	$749
CONSUMER FINANCE—1.0%
11,419	American Express Co.	2,890
8,330	Synchrony Financial	423
		3,313
ELECTRIC UTILITIES—1.8%
18,910	Duke Energy Corp.	2,066
9,299	Edison International	744
23,720	Exelon Corp.	883
26,116	Southern Co.	2,181
		5,874
ELECTRICAL EQUIPMENT—0.4%
5,271	GE Vernova, Inc. *	940
1,188	Rockwell Automation, Inc.	331
		1,271
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
2,471	Trimble, Inc. *	135
559	Zebra Technologies Corp. Class A*	196
		331
ENERGY EQUIPMENT & SERVICES—0.7%
21,552	Baker Hughes Co.	835
31,299	Schlumberger NV	1,511
		2,346
ENTERTAINMENT—1.1%
4,838	Netflix, Inc. *	3,040
4,674	ROBLOX Corp. Class A*	194
1,362	Spotify Technology SA *	468
		3,702
FINANCIAL SERVICES—2.4%
17,462	Mastercard, Inc. Class A	8,097
FOOD PRODUCTS—0.7%
3,151	Bunge Global SA	332
8,348	General Mills, Inc.	560
19,673	Mondelez International, Inc. Class A	1,345
		2,237
HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
5,719	Becton Dickinson & Co.	1,379
45,656	Boston Scientific Corp. *	3,373
10,806	Edwards Lifesciences Corp. *	681
6,330	GE HealthCare Technologies, Inc.	536
6,799	Intuitive Surgical, Inc. *	3,023
3,017	ResMed, Inc.	643
		9,635
HEALTH CARE PROVIDERS & SERVICES—0.1%
1,019	Molina Healthcare, Inc. *	348
HEALTH CARE REITS—0.1%
11,740	Healthpeak Properties, Inc.	256
HOTELS, RESTAURANTS & LEISURE—3.1%
13,292	Airbnb, Inc. Class A*	1,855
1,078	Booking Holdings, Inc.	4,005

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
5,091	Expedia Group, Inc. *	$650
8,399	Hilton Worldwide Holdings, Inc.	1,803
8,660	Marriott International, Inc. Class A	1,968
		10,281
HOUSEHOLD DURABLES—0.1%
3,019	PulteGroup, Inc.	399
HOUSEHOLD PRODUCTS—2.1%
11,461	Colgate-Palmolive Co.	1,137
4,719	Kimberly-Clark Corp.	637
32,663	Procter & Gamble Co.	5,251
		7,025
INDUSTRIAL CONGLOMERATES—0.9%
14,892	Honeywell International, Inc.	3,049
INDUSTRIAL REITS—0.7%
17,542	Prologis, Inc.	2,211
INSURANCE—1.1%
7,037	Arch Capital Group Ltd. *	674
4,531	Brown & Brown, Inc.	450
3,129	Cincinnati Financial Corp.	409
5,883	Hartford Financial Services Group, Inc.	653
4,947	Principal Financial Group, Inc.	403
4,558	Travelers Cos., Inc.	987
		3,576
INTERACTIVE MEDIA & SERVICES—9.3%
65,328	Alphabet, Inc. Class A	11,206
56,964	Alphabet, Inc. Class C	9,863
20,794	Meta Platforms, Inc. Class A	9,874
		30,943
IT SERVICES—0.8%
639	EPAM Systems, Inc. *	137
893	Gartner, Inc. *	447
10,397	International Business Machines Corp.	1,998
637	MongoDB, Inc. *	161
		2,743
LIFE SCIENCES TOOLS & SERVICES—0.2%
5,718	Agilent Technologies, Inc.	809
MACHINERY—2.0%
10,528	Caterpillar, Inc.	3,645
2,805	Cummins, Inc.	818
5,941	Deere & Co.	2,210
		6,673
MEDIA—0.1%
4,657	Trade Desk, Inc. Class A*	419
METALS & MINING—0.9%
50,187	Freeport-McMoRan, Inc.	2,279
5,152	Steel Dynamics, Inc.	686
		2,965
MULTI-UTILITIES—0.6%
6,213	Ameren Corp.	493
8,451	Consolidated Edison, Inc.	824

COMMON STOCKS—Continued
Shares		Value
MULTI-UTILITIES—Continued
4,799	DTE Energy Co.	$578
		1,895
OIL, GAS & CONSUMABLE FUELS—3.0%
46,034	Chevron Corp.	7,387
19,030	Occidental Petroleum Corp.	1,157
34,625	Williams Cos., Inc.	1,487
		10,031
PASSENGER AIRLINES—0.3%
13,239	Delta Air Lines, Inc.	570
11,332	Southwest Airlines Co.	305
		875
PHARMACEUTICALS—7.2%
14,207	Eli Lilly & Co.	11,426
48,426	Johnson & Johnson	7,644
111,159	Pfizer, Inc.	3,395
9,289	Zoetis, Inc.	1,673
		24,138
PROFESSIONAL SERVICES—0.6%
4,640	Automatic Data Processing, Inc.	1,219
2,686	Booz Allen Hamilton Holding Corp.	385
1,398	Broadridge Financial Solutions, Inc.	299
1,345	Jacobs Solutions, Inc.	197
		2,100
RESIDENTIAL REITS—0.2%
2,072	Camden Property Trust	230
1,284	Essex Property Trust, Inc.	357
		587
RETAIL REITS—0.3%
6,161	Simon Property Group, Inc.	945
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.3%
17,189	Advanced Micro Devices, Inc. *	2,484
15,949	Applied Materials, Inc.	3,384
46,560	Intel Corp.	1,431
1,417	KLA Corp.	1,166
9,628	Marvell Technology, Inc.	645
205,330	NVIDIA Corp.	24,028
12,298	QUALCOMM, Inc.	2,225
1,685	Teradyne, Inc.	221
10,497	Texas Instruments, Inc.	2,140
		37,724
SOFTWARE—9.3%
5,324	Adobe, Inc. *	2,937
988	ANSYS, Inc. *	310
2,006	Atlassian Corp. Class A*	354
2,366	Autodesk, Inc. *	586
2,280	Bentley Systems, Inc. Class B	111
2,969	Cadence Design Systems, Inc. *	795
2,186	Crowdstrike Holdings, Inc. Class A*	507
259	Fair Isaac Corp. *	414
7,052	Fortinet, Inc. *	409
528	HubSpot, Inc. *	263
3,001	Intuit, Inc.	1,943
37,066	Microsoft Corp.	15,507
3,166	Palo Alto Networks, Inc. *	1,028

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
10,469	Salesforce, Inc.	$2,709
2,245	ServiceNow, Inc. *	1,828
1,643	Synopsys, Inc. *	917
2,249	Workday, Inc. Class A*	511
		31,129
SPECIALIZED REITS—0.8%
1,827	Equinix, Inc.	1,444
4,243	Extra Space Storage, Inc.	677
2,241	SBA Communications Corp.	492
		2,613
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.8%
82,416	Apple, Inc.	18,303
14,802	Hewlett Packard Enterprise Co.	295
11,328	HP, Inc.	409
2,412	NetApp, Inc.	306
		19,313
TEXTILES, APPAREL & LUXURY GOODS—0.6%
3,563	Lululemon Athletica, Inc. *	921
15,999	NIKE, Inc. Class B	1,198
		2,119

COMMON STOCKS—Continued
Shares		Value
TOBACCO—0.3%
24,343	Altria Group, Inc.	$1,193
TRADING COMPANIES & DISTRIBUTORS—0.7%
1,332	United Rentals, Inc.	1,008
1,254	WW Grainger, Inc.	1,225
		2,233
TOTAL COMMON STOCKS (Cost $250,520)		327,821

EXCHANGE-TRADED FUNDS—1.5%

(Cost $3,370)
CAPITAL MARKETS—1.5%
59,168	Communication Services Select Sector SPDR Fund	5,076
TOTAL INVESTMENTS—99.7% (Cost $253,890)		332,897
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		957
TOTAL NET ASSETS—100%		$333,854

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
AEROSPACE & DEFENSE—2.0%
13,856	Moog, Inc. Class A	$2,717
AUTOMOBILES—0.4%
9,367	Winnebago Industries, Inc.	586
BANKS—5.9%
9,759	Banner Corp.	578
8,333	Byline Bancorp, Inc.	234
10,694	Enterprise Financial Services Corp.	565
37,172	First Hawaiian, Inc.	931
17,311	First Merchants Corp.	698
13,025	Hilltop Holdings, Inc.	430
6,608	HomeStreet, Inc.	95
9,433	Live Oak Bancshares, Inc.	426
16,820	OceanFirst Financial Corp.	306
7,912	Origin Bancorp, Inc.	272
7,419	Pathward Financial, Inc.	501
19,816	Towne Bank	659
16,941	Trustmark Corp.	588
15,552	Veritex Holdings, Inc.	390
20,615	WaFd, Inc.	734
16,922	WesBanco, Inc.	539
		7,946
BIOTECHNOLOGY—11.5%
32,770	Agios Pharmaceuticals, Inc. *	1,520
20,362	Arcellx, Inc. *	1,259
23,978	Blueprint Medicines Corp. *	2,597
17,481	Cullinan Therapeutics, Inc. *	338
46,312	Intellia Therapeutics, Inc. *	1,214
111,974	Ironwood Pharmaceuticals, Inc. *	765
38,790	Kura Oncology, Inc. *	807
31,011	Kymera Therapeutics, Inc. *	1,433
16,559	Nuvalent, Inc. Class A*	1,324
47,380	PTC Therapeutics, Inc. *	1,604
24,298	REGENXBIO, Inc. *	346
34,627	Rhythm Pharmaceuticals, Inc. *	1,669
37,572	Sage Therapeutics, Inc. *	411
29,959	Verve Therapeutics, Inc. *	210
		15,497
BUILDING PRODUCTS—3.3%
21,524	Armstrong World Industries, Inc.	2,828
71,099	Resideo Technologies, Inc. *	1,616
		4,444
CAPITAL MARKETS—4.6%
6,715	AssetMark Financial Holdings, Inc. *	231
10,196	Hamilton Lane, Inc. Class A	1,472
18,159	Moelis & Co. Class A	1,235
4,954	Piper Sandler Cos.	1,354
15,674	StepStone Group, Inc. Class A	788
20,390	TPG, Inc.	1,040
		6,120
CHEMICALS—3.3%
22,592	Cabot Corp.	2,266
10,972	Koppers Holdings, Inc.	447
11,783	Sensient Technologies Corp.	919
47,665	Tronox Holdings PLC	770
		4,402

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—1.2%
11,367	Cimpress PLC (Ireland)*	$1,037
39,377	Steelcase, Inc. Class A	571
		1,608
COMMUNICATIONS EQUIPMENT—1.3%
9,704	ADTRAN Holdings, Inc.	66
9,907	Calix, Inc. *	407
25,549	Extreme Networks, Inc. *	365
35,957	Infinera Corp. *	214
16,934	Viasat, Inc. *	342
43,735	Viavi Solutions, Inc. *	352
		1,746
CONSTRUCTION & ENGINEERING—1.1%
19,565	Granite Construction, Inc.	1,339
2,574	Limbach Holdings, Inc. *	164
		1,503
CONSUMER FINANCE—1.1%
13,428	Bread Financial Holdings, Inc.	733
3,396	Nelnet, Inc. Class A	383
11,041	Upstart Holdings, Inc. *	308
		1,424
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
13,105	PriceSmart, Inc.	1,197
17,448	SpartanNash Co.	368
		1,565
DIVERSIFIED CONSUMER SERVICES—2.7%
57,529	Chegg, Inc. *	196
23,766	Coursera, Inc. *	221
13,728	Grand Canyon Education, Inc. *	2,141
62,826	Laureate Education, Inc.	974
15,852	Udemy, Inc. *	146
		3,678
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
429,801	Globalstar, Inc. *	520
7,648	IDT Corp. Class B	292
		812
ELECTRICAL EQUIPMENT—0.6%
4,308	Powell Industries, Inc.	791
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
18,661	Arlo Technologies, Inc. *	283
45,630	Avnet, Inc.	2,453
5,259	PAR Technology Corp. *	266
11,800	ScanSource, Inc. *	614
		3,616
ENERGY EQUIPMENT & SERVICES—1.9%
31,432	Atlas Energy Solutions, Inc.	668
79,387	Liberty Energy, Inc.	1,917
		2,585
ENTERTAINMENT—0.1%
15,170	Eventbrite, Inc. Class A*	74

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—2.7%
36,053	Flywire Corp. *	$660
4,880	Merchants Bancorp	220
5,540	NewtekOne, Inc.	77
45,112	Radian Group, Inc.	1,674
9,019	Walker & Dunlop, Inc.	964
		3,595
FOOD PRODUCTS—0.4%
33,969	Dole PLC	504
GAS UTILITIES—2.5%
25,019	ONE Gas, Inc.	1,742
24,183	Spire, Inc.	1,610
		3,352
HEALTH CARE PROVIDERS & SERVICES—3.0%
18,776	AMN Healthcare Services, Inc. *	1,270
13,850	Castle Biosciences, Inc. *	334
54,480	Pediatrix Medical Group, Inc. *	454
29,934	Privia Health Group, Inc. *	621
46,414	Surgery Partners, Inc. *	1,409
		4,088
HEALTH CARE TECHNOLOGY—0.6%
17,008	Certara, Inc. *	266
9,700	Health Catalyst, Inc. *	71
4,345	HealthStream, Inc.	129
64,073	Multiplan Corp. *	29
12,437	Schrodinger, Inc. *	277
		772
HOTEL & RESORT REITS—1.6%
148,730	Apple Hospitality REIT, Inc.	2,200
HOTELS, RESTAURANTS & LEISURE—3.8%
20,751	Brinker International, Inc. *	1,386
22,578	Cheesecake Factory, Inc.	878
15,584	Dutch Bros, Inc. Class A*	596
17,985	First Watch Restaurant Group, Inc. *	293
14,989	PlayAGS, Inc. *	172
37,089	Travel & Leisure Co.	1,709
		5,034
HOUSEHOLD DURABLES—3.4%
9,982	Beazer Homes USA, Inc. *	336
8,960	Century Communities, Inc.	938
40,935	GoPro, Inc. Class A*	62
6,177	iRobot Corp. *	73
22,709	KB Home	1,955
6,222	LGI Homes, Inc. *	716
38,114	Sonos, Inc. *	515
		4,595
HOUSEHOLD PRODUCTS—0.4%
15,594	Central Garden & Pet Co. Class A*	536
INSURANCE—1.7%
20,745	Brighthouse Financial, Inc. *	1,035
7,519	Mercury General Corp.	450
6,981	Palomar Holdings, Inc. *	642
14,347	ProAssurance Corp. *	188
		2,315

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—1.6%
14,491	Cargurus, Inc. *	$360
10,862	Cars.com, Inc. *	224
24,927	Taboola.com Ltd. (Israel)*	86
80,172	TripAdvisor, Inc. *	1,413
12,087	ZipRecruiter, Inc. Class A*	111
		2,194
IT SERVICES—0.7%
8,882	BigCommerce Holdings, Inc. *	72
6,012	Couchbase, Inc. *	115
8,426	DigitalOcean Holdings, Inc. *	279
10,073	Grid Dynamics Holdings, Inc. *	130
8,861	Squarespace, Inc. Class A*	392
		988
LEISURE PRODUCTS—1.2%
38,126	YETI Holdings, Inc. *	1,577
MACHINERY—2.4%
14,094	Albany International Corp. Class A	1,319
30,056	Terex Corp.	1,901
		3,220
MEDIA—0.1%
10,776	AMC Networks, Inc. Class A*	120
METALS & MINING—0.3%
17,632	Ryerson Holding Corp.	419
OFFICE REITS—0.7%
60,521	JBG SMITH Properties	990
OIL, GAS & CONSUMABLE FUELS—2.3%
48,835	Delek U.S. Holdings, Inc.	1,161
344,800	Kosmos Energy Ltd. (Ghana)*	1,907
		3,068
PASSENGER AIRLINES—1.6%
7,591	Allegiant Travel Co.	426
14,552	Copa Holdings SA Class A (Panama)	1,291
24,443	Hawaiian Holdings, Inc. *	313
44,290	Spirit Airlines, Inc.	133
		2,163
PERSONAL CARE PRODUCTS—0.2%
6,146	USANA Health Sciences, Inc. *	274
PHARMACEUTICALS—0.9%
22,515	Collegium Pharmaceutical, Inc. *	869
11,493	Tarsus Pharmaceuticals, Inc. *	279
		1,148
PROFESSIONAL SERVICES—4.2%
3,009	CRA International, Inc.	526
6,190	CSG Systems International, Inc.	290
5,905	Franklin Covey Co. *	258
10,210	Huron Consulting Group, Inc. *	1,123
18,266	Insperity, Inc.	1,877
9,287	Kforce, Inc.	645
15,595	Resources Connection, Inc.	186
59,172	Upwork, Inc. *	717
		5,622

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
18,560	eXp World Holdings, Inc.	$267
142,451	Opendoor Technologies, Inc. *	330
3,824	RE/MAX Holdings, Inc. Class A	37
		634
RETAIL REITS—3.0%
47,611	InvenTrust Properties Corp.	1,341
77,686	Phillips Edison & Co., Inc.	2,727
		4,068
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
12,042	FormFactor, Inc. *	645
4,080	Impinj, Inc. *	650
		1,295
SOFTWARE—8.3%
11,048	A10 Networks, Inc.	145
19,353	ACI Worldwide, Inc. *	837
8,915	Alarm.com Holdings, Inc. *	629
5,421	Alkami Technology, Inc. *	177
9,738	Altair Engineering, Inc. Class A*	860
3,374	Appfolio, Inc. Class A*	747
14,624	Asana, Inc. Class A*	213
131,153	Aurora Innovation, Inc. *	525
25,956	Box, Inc. Class A*	730
9,616	Braze, Inc. Class A*	424
6,208	Domo, Inc. Class B*	52
10,572	Enfusion, Inc. Class A*	100
6,212	Envestnet, Inc. *	385
5,166	Intapp, Inc. *	185
17,194	JFrog Ltd. (Israel)*	663
7,794	Mitek Systems, Inc. *	104
11,751	N-able, Inc. *	164
10,457	PowerSchool Holdings, Inc. Class A*	236
8,119	Progress Software Corp.	474
13,610	Rapid7, Inc. *	535
3,292	SEMrush Holdings, Inc. Class A*	48
15,709	Sprout Social, Inc. Class A*	614
20,515	Teradata Corp. *	665
8,620	Vertex, Inc. Class A*	342
8,891	Workiva, Inc. *	656

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
8,523	Xperi, Inc. *	$70
18,618	Yext, Inc. *	107
21,596	Zeta Global Holdings Corp. Class A*	462
		11,149
SPECIALIZED REITS—1.5%
48,286	National Storage Affiliates Trust	2,056
SPECIALTY RETAIL—0.7%
16,361	Buckle, Inc.	707
7,772	Haverty Furniture Cos., Inc.	227
		934
TEXTILES, APPAREL & LUXURY GOODS—0.8%
5,121	Oxford Industries, Inc.	540
63,448	Under Armour, Inc. Class A*	442
6,674	Vera Bradley, Inc. *	46
		1,028
TRADING COMPANIES & DISTRIBUTORS—1.0%
15,766	Alta Equipment Group, Inc.	166
7,908	Herc Holdings, Inc.	1,232
		1,398
TOTAL COMMON STOCKS (Cost $119,187)		132,450

EXCHANGE-TRADED FUNDS—0.9%

CAPITAL MARKETS—0.9%
4,011	Invesco S&P SmallCap Financials ETF	221
20,375	Invesco S&P SmallCap Health Care ETF	945
609	Invesco S&P SmallCap Industrials ETF	81
TOTAL CAPITAL MARKETS (Cost $1,159)		1,247
TOTAL INVESTMENTS—99.5% (Cost $120,346)		133,697
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		611
TOTAL NET ASSETS—100%		$134,308

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
BANKS—7.9%
8,925,300	Bank Central Asia Tbk. PT (Indonesia)	$5,640
159,377	HDFC Bank Ltd. ADR (India)[1]	9,564
		15,204
BEVERAGES—2.2%
138,193	Diageo PLC (United Kingdom)	4,297
BUILDING PRODUCTS—5.7%
198,387	Assa Abloy AB Class B (Sweden)	6,037
33,900	Daikin Industries Ltd. (Japan)	4,957
		10,994
CAPITAL MARKETS—2.8%
26,803	Deutsche Boerse AG (Germany)	5,494
CHEMICALS—4.8%
20,327	Linde PLC (United States)	9,218
CONSTRUCTION & ENGINEERING—2.2%
36,634	Vinci SA (France)	4,187
ELECTRIC UTILITIES—2.8%
221,122	SSE PLC (United Kingdom)	5,346
ELECTRICAL EQUIPMENT—3.3%
26,307	Schneider Electric SE (France)	6,345
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
12,000	Keyence Corp. (Japan)	5,278
FOOD PRODUCTS—3.3%
61,847	Nestle SA (United States)	6,281
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
58,300	Hoya Corp. (Japan)	7,371
HOTELS, RESTAURANTS & LEISURE—2.2%
136,154	Compass Group PLC (United Kingdom)	4,194
HOUSEHOLD DURABLES—3.3%
71,500	Sony Group Corp. (Japan)	6,458
INDUSTRIAL CONGLOMERATES—3.0%
31,343	Siemens AG (Germany)	5,747

COMMON STOCKS—Continued
Shares		Value
INSURANCE—2.4%
703,400	AIA Group Ltd. (Hong Kong)	$4,727
MACHINERY—7.4%
333,346	Atlas Copco AB Class A (Sweden)	5,933
195,616	Epiroc AB Class A (Sweden)	3,653
9,700	SMC Corp. (Japan)	4,801
		14,387
PERSONAL CARE PRODUCTS—3.1%
13,763	L’Oreal SA (France)	5,968
PHARMACEUTICALS—10.5%
49,784	AstraZeneca PLC (United Kingdom)	7,916
93,534	Novo Nordisk AS Class B (Denmark)	12,371
		20,287
PROFESSIONAL SERVICES—3.5%
142,728	RELX PLC (United Kingdom)	6,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.3%
9,166	ASML Holding NV (Netherlands)	8,437
57,590	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	9,548
		17,985
SOFTWARE—4.8%
44,099	SAP SE (Germany)	9,308
TEXTILES, APPAREL & LUXURY GOODS—3.0%
8,243	LVMH Moet Hennessy Louis Vuitton SE (France)	5,825
TRADING COMPANIES & DISTRIBUTORS—5.0%
43,583	Ferguson PLC (United States)	9,656
TOTAL COMMON STOCKS (Cost $185,237)		191,296
TOTAL INVESTMENTS—99.0% (Cost $185,237)		191,296
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		1,978
TOTAL NET ASSETS—100%		$193,274

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—114.9%
Shares		Value
AIR FREIGHT & LOGISTICS—0.7%
489	FedEx Corp. [1]	$148
BIOTECHNOLOGY—4.5%
442	Amgen, Inc. [1]	147
1,157	Neurocrine Biosciences, Inc. *,1	163
289	Regeneron Pharmaceuticals, Inc. *,1	312
434	United Therapeutics Corp. *,1	136
395	Vertex Pharmaceuticals, Inc. *,1	196
		954
BROADLINE RETAIL—0.9%
1,029	Amazon.com, Inc. *,1	192
CHEMICALS—6.0%
833	Ecolab, Inc. [1]	192
7,568	Element Solutions, Inc.	204
1,468	International Flavors & Fragrances, Inc.	146
576	Linde PLC [1]	261
2,629	RPM International, Inc. [1]	319
421	Sherwin-Williams Co. [1]	148
		1,270
COMMUNICATIONS EQUIPMENT—2.4%
869	Arista Networks, Inc. *,1	301
520	Motorola Solutions, Inc. [1]	208
		509
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.7%
484	Casey’s General Stores, Inc. [1]	188
257	Costco Wholesale Corp. [1]	211
3,909	U.S. Foods Holding Corp. *,1	213
2,724	Walmart, Inc. [1]	187
		799
CONTAINERS & PACKAGING—2.9%
26,230	Amcor PLC [1]	276
1,004	AptarGroup, Inc.	148
996	Packaging Corp. of America [1]	199
		623
DIVERSIFIED CONSUMER SERVICES—2.0%
35,942	ADT, Inc. [1]	280
2,540	H&R Block, Inc. [1]	147
		427
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
14,468	AT&T, Inc. [1]	278
ELECTRIC UTILITIES—0.7%
1,784	Southern Co. [1]	149
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
2,302	Coherent Corp. *	160
3,805	Corning, Inc.	152
717	Zebra Technologies Corp. Class A*	252
		564
ENERGY EQUIPMENT & SERVICES—2.2%
8,052	TechnipFMC PLC (United Kingdom)	238
1,920	Weatherford International PLC *	226
		464

COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—1.9%
236	Netflix, Inc. *,1	$148
743	Spotify Technology SA *,1	256
		404
GAS UTILITIES—1.3%
11,085	UGI Corp.	275
GROUND TRANSPORTATION—2.5%
1,966	Ryder System, Inc. [1]	276
4,035	Uber Technologies, Inc. *,1	260
		536
HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
4,065	Boston Scientific Corp. *,1	300
2,060	Globus Medical, Inc. Class A*,1	148
335	Intuitive Surgical, Inc. *,1	149
		597
HEALTH CARE PROVIDERS & SERVICES—8.4%
1,346	Cencora, Inc. [1]	320
461	Cigna Group [1]	161
1,637	DaVita, Inc. *,1	224
2,151	Encompass Health Corp. [1]	200
495	HCA Healthcare, Inc. [1]	180
419	McKesson Corp. [1]	258
1,606	Tenet Healthcare Corp. *,1	240
915	Universal Health Services, Inc. Class B1	196
		1,779
HEALTH CARE TECHNOLOGY—1.3%
9,745	Doximity, Inc. Class A*,1	273
HOTELS, RESTAURANTS & LEISURE—8.1%
65	Booking Holdings, Inc. [1]	242
3,877	Dutch Bros, Inc. Class A*,1	148
803	Hilton Worldwide Holdings, Inc. [1]	172
1,032	Hyatt Hotels Corp. Class A1	152
2,441	Light & Wonder, Inc. *,1	262
897	Marriott International, Inc. Class A1	204
1,200	Royal Caribbean Cruises Ltd. *,1	188
1,076	Texas Roadhouse, Inc. [1]	188
437	Wingstop, Inc. [1]	163
		1,719
INTERACTIVE MEDIA & SERVICES—1.6%
862	Alphabet, Inc. Class C1	149
398	Meta Platforms, Inc. Class A1	189
		338
IT SERVICES—5.2%
356	Gartner, Inc. *,1	178
1,520	GoDaddy, Inc. Class A*,1	221
776	International Business Machines Corp. [1]	149
10,114	Kyndryl Holdings, Inc. *	272
3,072	Okta, Inc. *,1	289
		1,109
LIFE SCIENCES TOOLS & SERVICES—2.7%
10,277	Avantor, Inc. *,1	275
608	IQVIA Holdings, Inc. *,1	149

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—Continued
415	Medpace Holdings, Inc. *,1	$159
		583
MARINE TRANSPORTATION—1.2%
2,064	Kirby Corp. *,1	254
METALS & MINING—4.1%
3,788	ATI, Inc. *	256
5,860	Newmont Corp. [1]	288
1,084	Royal Gold, Inc. [1]	150
1,585	Southern Copper Corp. (Peru)	169
		863
MULTI-UTILITIES—0.7%
1,914	Public Service Enterprise Group, Inc. [1]	153
OIL, GAS & CONSUMABLE FUELS—8.6%
24,861	Antero Midstream Corp.	357
1,108	Diamondback Energy, Inc. [1]	224
14,793	Kinder Morgan, Inc.	313
1,604	Marathon Petroleum Corp. [1]	284
1,793	ONEOK, Inc. [1]	149
55,861	Southwestern Energy Co. *	360
1,102	Targa Resources Corp. [1]	149
		1,836
PHARMACEUTICALS—2.6%
347	Eli Lilly & Co. [1]	279
12,409	Organon & Co. [1]	271
		550
SOFTWARE—13.9%
997	Appfolio, Inc. Class A*	221
3,635	AppLovin Corp. Class A*,1	280
1,284	Datadog, Inc. Class A*,1	149
4,075	DocuSign, Inc. *,1	226
11,313	Dropbox, Inc. Class A*,1	271
91	Fair Isaac Corp. *,1	146
12,147	Gen Digital, Inc. [1]	316
991	Guidewire Software, Inc. *,1	149
1,092	Manhattan Associates, Inc. *,1	279
387	Microsoft Corp. [1]	162
10,314	Palantir Technologies, Inc. Class A*,1	277
2,534	Pegasystems, Inc.	177

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
207	ServiceNow, Inc. *,1	$168
257	Tyler Technologies, Inc. *,1	146
		2,967
SPECIALTY RETAIL—11.9%
53	AutoZone, Inc. *,1	166
581	Burlington Stores, Inc. *,1	151
2,193	Carvana Co. *	292
1,029	Dick’s Sporting Goods, Inc.	223
616	Lowe’s Cos., Inc. [1]	151
513	Murphy USA, Inc.	259
1,200	Ross Stores, Inc. [1]	172
1,793	TJX Cos., Inc. [1]	203
817	Tractor Supply Co. [1]	215
3,223	Valvoline, Inc. *	150
15,564	Victoria’s Secret & Co. *	276
1,817	Williams-Sonoma, Inc.	281
		2,539
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.8%
1,825	NetApp, Inc.	232
3,123	Pure Storage, Inc. Class A*	187
2,517	Western Digital Corp. *	169
		588
TEXTILES, APPAREL & LUXURY GOODS—1.4%
322	Deckers Outdoor Corp. *,1	297
WATER UTILITIES—0.7%
3,642	Essential Utilities, Inc. [1]	148
WIRELESS TELECOMMUNICATION SERVICES—1.3%
1,871	GCI Liberty, Inc. *	— [x]
1,474	T-Mobile U.S., Inc. [1]	269
		269
TOTAL COMMON STOCKS (Cost $22,072)		24,454
TOTAL INVESTMENTS—114.9% (Cost $22,072)		24,454
CASH AND OTHER ASSETS, LESS LIABILITIES—(14.9)%		(3,163)
TOTAL NET ASSETS—100%		$21,291

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

INVESTMENTS SOLD SHORT

COMMON STOCKS—(65.8)%
Shares		Value
BIOTECHNOLOGY—(2.0)%
(9,327)	Exact Sciences Corp. *	$(426)
CHEMICALS—(1.6)%
(3,714)	Albemarle Corp.	(348)
CONSUMER STAPLES DISTRIBUTION & RETAIL—(3.9)%
(3,256)	Dollar Tree, Inc. *	(340)
(25,367)	Grocery Outlet Holding Corp. *	(496)
(836)
DIVERSIFIED CONSUMER SERVICES—(1.6)%
(2,015)	Duolingo, Inc. *	(346)
ENTERTAINMENT—(3.6)%
(8,241)	ROBLOX Corp. Class A*	(342)
(7,164)	Roku, Inc. *	(417)
(759)
GROUND TRANSPORTATION—(3.9)%
(3,437)	Avis Budget Group, Inc.	(347)
(39,131)	Lyft, Inc. Class A*	(472)
(819)
HEALTH CARE EQUIPMENT & SUPPLIES—(6.9)%
(4,847)	Dexcom, Inc. *	(329)
(782)	IDEXX Laboratories, Inc. *	(372)
(2,418)	Penumbra, Inc. *	(404)
(9,517)	QuidelOrtho Corp. *	(374)
(1,479)
HEALTH CARE PROVIDERS & SERVICES—(1.9)%
(6,202)	Acadia Healthcare Co., Inc. *	(402)
HOTELS, RESTAURANTS & LEISURE—(6.4)%
(33,211)	Carnival Corp. *	(553)
(9,521)	DraftKings, Inc. Class A*	(352)
(24,492)	Norwegian Cruise Line Holdings Ltd. *	(452)
(1,357)

COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—(8.4)%
(23,032)	10X Genomics, Inc. Class A*	$(476)
(3,128)	Illumina, Inc. *	(383)
(41,620)	Sotera Health Co. *	(577)
(1,158)	West Pharmaceutical Services, Inc.	(355)
(1,791)
MEDIA—(1.9)%
(953)	Cable One, Inc.	(394)
METALS & MINING—(4.5)%
(14,729)	Alcoa Corp.	(487)
(35,225)	MP Materials Corp. *	(476)
(963)
OIL, GAS & CONSUMABLE FUELS—(1.6)%
(17,598)	New Fortress Energy, Inc.	(347)
PASSENGER AIRLINES—(1.6)%
(7,413)	United Airlines Holdings, Inc. *	(337)
SOFTWARE—(12.8)%
(8,172)	Bill Holdings, Inc. *	(408)
(19,345)	Confluent, Inc. Class A*	(484)
(1,482)	Crowdstrike Holdings, Inc. Class A*	(344)
(9,098)	Five9, Inc. *	(405)
(1,062)	Palo Alto Networks, Inc. *	(345)
(23,031)	Unity Software, Inc. *	(377)
(1,582)	Workday, Inc. Class A*	(359)
(2,722)
SPECIALTY RETAIL—(3.2)%
(4,653)	Five Below, Inc. *	(339)
(927)	Ulta Beauty, Inc. *	(338)
(677)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $14,883)		(14,003)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS - $14,883)		$(14,003)

FAIR VALUE MEASUREMENTS
As of July 31, 2024, the investment in GCI Liberty, Inc. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 12/04/2023 (Commencement of Operations) (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2024 (000s)	Unrealized Gain/(Loss) as of 07/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
GCI Liberty, Inc.	$—	Market Approach	Estimated Recovery Value	$0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
As of July 31, 2024, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $18,460.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—2.3%
39,825	Boeing Co. *	$7,591
22,587	General Electric Co.	3,844
		11,435
AUTOMOBILES—2.2%
46,896	Tesla, Inc. *	10,883
BANKS—0.9%
7,540	JPMorgan Chase & Co.	1,605
242,058	NU Holdings Ltd. Class A (Brazil)*	2,936
		4,541
BIOTECHNOLOGY—3.1%
15,930	Amgen, Inc.	5,296
4,780	Regeneron Pharmaceuticals, Inc. *	5,159
10,139	Vertex Pharmaceuticals, Inc. *	5,026
		15,481
BROADLINE RETAIL—9.7%
217,054	Amazon.com, Inc. *	40,585
4,983	MercadoLibre, Inc. (Brazil)*	8,316
		48,901
CAPITAL MARKETS—1.0%
11,817	Blackstone, Inc.	1,680
2,506	Goldman Sachs Group, Inc.	1,275
5,005	Moody’s Corp.	2,285
		5,240
COMMUNICATIONS EQUIPMENT—0.7%
10,696	Arista Networks, Inc. *	3,707
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.3%
14,190	Costco Wholesale Corp.	11,664
ELECTRICAL EQUIPMENT—1.1%
18,026	Eaton Corp. PLC	5,494
ENTERTAINMENT—5.5%
31,887	Netflix, Inc. *	20,036
82,848	Walt Disney Co.	7,762
		27,798
FINANCIAL SERVICES—4.1%
42,751	Apollo Global Management, Inc.	5,357
12,289	Mastercard, Inc. Class A	5,699
36,458	Visa, Inc. Class A	9,686
		20,742
GROUND TRANSPORTATION—1.1%
85,631	Uber Technologies, Inc. *	5,521
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
21,461	Becton Dickinson & Co.	5,173
3,414	Intuitive Surgical, Inc. *	1,518
		6,691
HEALTH CARE PROVIDERS & SERVICES—0.3%
2,414	UnitedHealth Group, Inc.	1,391
HOTELS, RESTAURANTS & LEISURE—3.3%
61,516	Airbnb, Inc. Class A*	8,585

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
20,084	Chipotle Mexican Grill, Inc. *	$1,091
25,937	Hilton Worldwide Holdings, Inc.	5,568
7,419	Marriott International, Inc. Class A	1,686
		16,930
INSURANCE—0.2%
5,511	Progressive Corp.	1,180
INTERACTIVE MEDIA & SERVICES—8.0%
95,098	Alphabet, Inc. Class A	16,313
50,960	Meta Platforms, Inc. Class A	24,198
		40,511
IT SERVICES—0.9%
13,415	MongoDB, Inc. *	3,385
10,308	Snowflake, Inc. Class A*	1,344
		4,729
MEDIA—1.5%
84,027	Trade Desk, Inc. Class A*	7,552
PERSONAL CARE PRODUCTS—0.5%
31,676	L’Oreal SA ADR (France)[1]	2,743
PHARMACEUTICALS—6.5%
25,208	AstraZeneca PLC ADR (United Kingdom)[1]	1,995
19,231	Eli Lilly & Co.	15,467
33,425	Merck & Co., Inc.	3,781
87,716	Novo Nordisk AS ADR (Denmark)[1]	11,634
		32,877
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—17.6%
23,004	Advanced Micro Devices, Inc. *	3,324
5,008	Analog Devices, Inc.	1,159
8,256	ARM Holdings PLC ADR*,1	1,190
1,643	ASML Holding NV New York Registry Shares (Netherlands)	1,539
129,863	Broadcom, Inc.	20,867
3,934	Lam Research Corp.	3,624
17,637	Marvell Technology, Inc.	1,181
34,538	Microchip Technology, Inc.	3,066
454,069	NVIDIA Corp.	53,135
		89,085
SOFTWARE—13.9%
2,439	Adobe, Inc. *	1,345
6,500	Cadence Design Systems, Inc. *	1,740
3,352	Crowdstrike Holdings, Inc. Class A*	778
12,592	Datadog, Inc. Class A*	1,466
1,739	HubSpot, Inc. *	864
129,279	Microsoft Corp.	54,084
4,244	Palo Alto Networks, Inc. *	1,378
10,725	Salesforce, Inc.	2,776
1,669	ServiceNow, Inc. *	1,359
8,345	Synopsys, Inc. *	4,659
		70,449
SPECIALIZED REITS—0.6%
13,718	American Tower Corp.	3,023
SPECIALTY RETAIL—2.0%
4,314	Home Depot, Inc.	1,588

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
5,527	O’Reilly Automotive, Inc. *	$6,226
19,121	TJX Cos., Inc.	2,161
		9,975
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.5%
192,839	Apple, Inc.	42,826
TEXTILES, APPAREL & LUXURY GOODS—0.2%
8,252	LVMH Moet Hennessy Louis Vuitton SE ADR (France)[1]	1,159
TOTAL COMMON STOCKS (Cost $415,367)		502,528
TOTAL INVESTMENTS—99.3% (Cost $415,367)		502,528
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		3,389
TOTAL NET ASSETS—100%		$505,917

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Multi-Asset Explorer ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.7%
Shares		Value
EQUITY FUNDS—87.4%
3,162	Communication Services Select Sector SPDR Fund	$271
1,313	Energy Select Sector SPDR Fund	122
6,289	Financial Select Sector SPDR Fund	275
579	Invesco QQQ Trust	273
899	Invesco S&P 500 Pure Value ETF	80
1,829	iShares Core S&P 500 ETF	1,012
7,987	iShares Gold Strategy ETF	513
1,452	iShares MSCI EAFE ETF	117
4,267	iShares MSCI Emerging Markets ETF	183
3,145	iShares MSCI Japan ETF	223
5,524	iShares MSCI U.K. ETF	200
2,779	Vanguard FTSE Europe ETF	190
TOTAL EQUITY FUNDS (Cost $3,092)		3,459

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
FIXED INCOME FUNDS—12.3%
3,411	iShares 20+ Year Treasury Bond ETF	$324
732	iShares 7-10 Year Treasury Bond ETF	70
1,154	iShares iBoxx $ High Yield Corporate Bond ETF	91
TOTAL FIXED INCOME FUNDS (Cost $465)		485
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,557)		3,944
TOTAL INVESTMENTS—99.7% (Cost $3,557)		3,944
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		13
TOTAL NET ASSETS—100%		$3,957

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—96.6%
Principal Amount		Value
AEROSPACE & DEFENSE—2.2%
	TransDigm, Inc.
$1,200	4.625%—01/15/2029	$1,136
1,200	4.875%—05/01/2029	1,143
		2,279
500	Triumph Group, Inc. 9.000%—03/15/2028[1]	527
		2,806
AIRLINES—0.5%
642	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%—04/20/2026[1]	638
AUTOMOBILES—2.2%
	Allison Transmission, Inc.
900	3.750%—01/30/2031[1]	802
500	5.875%—06/01/2029[1]	500
		1,302
1,000	Jaguar Land Rover Automotive PLC 7.750%—10/15/2025[1]	1,002
600	Wabash National Corp. 4.500%—10/15/2028[1]	546
		2,850
BANKS—2.8%
	Intesa Sanpaolo SpA
1,200	4.198%—06/01/2032[1,2]	1,040
700	5.710%—01/15/2026[1]	699
		1,739
	UniCredit SpA
1,800	5.459%—06/30/2035[1,2]	1,729
200	7.296%—04/02/2034[1,2]	208
		1,937
		3,676
BUILDING PRODUCTS—1.6%
600	Builders FirstSource, Inc. 4.250%—02/01/2032[1]	537
300	Enpro, Inc. 5.750%—10/15/2026	299
1,300	Griffon Corp. 5.750%—03/01/2028	1,274
		2,110
CHEMICALS—0.9%
600	Rain Carbon, Inc. 12.250%—09/01/2029[1]	649
600	Rayonier AM Products, Inc. 7.625%—01/15/2026[1]	572
		1,221
COMMERCIAL SERVICES & SUPPLIES—4.9%
500	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	486
800	Cimpress PLC 7.000%—06/15/2026	801
900	Deluxe Corp. 8.000%—06/01/2029[1]	850

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
	GEO Group, Inc.
$900	8.625%—04/15/2029	$938
300	10.250%—04/15/2031	322
		1,260
500	GFL Environmental, Inc. 3.750%—08/01/2025[1]	495
800	PROG Holdings, Inc. 6.000%—11/15/2029[1]	770
	Sabre GLBL, Inc.
850	8.625%—06/01/2027[1]	795
850	11.250%—12/15/2027[1]	842
		1,637
		6,299
COMMUNICATIONS EQUIPMENT—1.0%
	Viasat, Inc.
700	6.500%—07/15/2028[1]	571
1,000	7.500%—05/30/2031[1]	735
		1,306
CONSTRUCTION & ENGINEERING—1.2%
500	Arcosa, Inc. 4.375%—04/15/2029[1]	471
500	Tutor Perini Corp. 11.875%—04/30/2029[1]	548
500	VM Consolidated, Inc. 5.500%—04/15/2029[1]	485
		1,504
DIVERSIFIED FINANCIAL SERVICES—3.6%
400	Brightsphere Investment Group, Inc. 4.800%—07/27/2026	388
	Enova International, Inc.
498	8.500%—09/15/2025[1]	499
500	11.250%—12/15/2028[1]	539
		1,038
	goeasy Ltd.
700	7.625%—07/01/2029[1]	716
800	9.250%—12/01/2028[1]	859
		1,575
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
500	5.250%—05/15/2027	480
500	9.750%—01/15/2029[1]	527
		1,007
	PRA Group, Inc.
200	5.000%—10/01/2029[1]	178
500	8.375%—02/01/2028[1]	507
		685
		4,693
DIVERSIFIED REITS—0.6%
900	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	815

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
$400	Frontier Communications Holdings LLC 6.750%—05/01/2029[1]	$378
ELECTRIC UTILITIES—2.2%
200	AES Corp. 7.600%—01/15/2055[2]	204
	NRG Energy, Inc.
800	3.625%—02/15/2031[1]	701
72	3.875%—02/15/2032[1]	63
		764
	Vistra Operations Co. LLC
300	4.375%—05/01/2029[1]	283
1,300	5.500%—09/01/2026[1]	1,289
100	5.625%—02/15/2027[1]	99
200	7.750%—10/15/2031[1]	211
		1,882
		2,850
ELECTRICAL EQUIPMENT—0.5%
700	Atkore, Inc. 4.250%—06/01/2031[1]	626
ENERGY EQUIPMENT & SERVICES—1.2%
700	USA Compression Partners LP/USA Compression Finance Corp. 6.875%—09/01/2027	705
800	Weatherford International Ltd. 8.625%—04/30/2030[1]	833
		1,538
ENTERTAINMENT—2.8%
1,000	Churchill Downs, Inc. 5.750%—04/01/2030[1]	981
900	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	569
1,100	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	1,114
1,000	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	909
		3,573
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.8%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	655
1,000	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	935
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
300	4.250%—02/01/2027[1]	290
300	4.750%—06/15/2029[1]	285
		575
	MPT Operating Partnership LP/MPT Finance Corp.
500	5.000%—10/15/2027	410
300	5.250%—08/01/2026	270
		680
1,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.500%—02/15/2029[1]	757
		3,602

Corporate Bonds & Notes—Continued
Principal Amount		Value
FINANCIAL SERVICES—0.9%
$400	Nationstar Mortgage Holdings, Inc. 5.750%—11/15/2031[1]	$382
	OneMain Finance Corp.
200	4.000%—09/15/2030	175
300	5.375%—11/15/2029	289
		464
400	World Acceptance Corp. 7.000%—11/01/2026[1]	385
		1,231
FOOD & STAPLES RETAILING—0.6%
800	United Natural Foods, Inc. 6.750%—10/15/2028[1]	732
FOOD PRODUCTS—0.2%
200	Pilgrim’s Pride Corp. 6.250%—07/01/2033	207
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
600	Embecta Corp. 5.000%—02/15/2030[1]	515
	Hologic, Inc.
1,200	3.250%—02/15/2029[1]	1,095
700	4.625%—02/01/2028[1]	678
		1,773
		2,288
HEALTH CARE PROVIDERS & SERVICES—3.4%
	DaVita, Inc.
600	3.750%—02/15/2031[1]	520
1,600	4.625%—06/01/2030[1]	1,466
		1,986
700	Encompass Health Corp. 4.625%—04/01/2031	653
700	IQVIA, Inc. 5.000%—05/15/2027[1]	688
1,300	Molina Healthcare, Inc. 3.875%—05/15/2032[1]	1,148
		4,475
HOTELS, RESTAURANTS & LEISURE—4.2%
1,100	Boyd Gaming Corp. 4.750%—06/15/2031[1]	1,014
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	438
1,700	4.000%—05/01/2031[1]	1,541
		1,979
	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
600	4.875%—07/01/2031[1]	541
200	5.000%—06/01/2029[1]	188
		729
600	Marriott Ownership Resorts, Inc. 4.750%—01/15/2028	573
1,200	New Red Finance, Inc. 3.500%—02/15/2029[1]	1,101
		5,396

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
HOUSEHOLD DURABLES—1.1%
$1,500	Tempur Sealy International, Inc. 4.000%—04/15/2029[1]	$1,372
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.6%
	Sunnova Energy Corp.
600	5.875%—09/01/2026[1]	499
300	11.750%—10/01/2028[1]	235
		734
INTERNET & CATALOG RETAIL—2.4%
400	Cars.com, Inc. 6.375%—11/01/2028[1]	394
880	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	812
	Rakuten Group, Inc.
400	9.750%—04/15/2029[1]	424
1,400	11.250%—02/15/2027[1]	1,514
		1,938
		3,144
IT SERVICES—0.7%
100	ASGN, Inc. 4.625%—05/15/2028[1]	96
900	Unisys Corp. 6.875%—11/01/2027[1]	807
		903
LEISURE PRODUCTS—2.2%
500	Life Time, Inc. 8.000%—04/15/2026[1]	507
1,000	NCL Corp. Ltd. 5.875%—03/15/2026[1]	996
1,400	Royal Caribbean Cruises Ltd. 5.500%—08/31/2026[1]	1,395
		2,898
MACHINERY—3.1%
1,400	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	1,327
900	GrafTech Finance, Inc. 4.625%—12/15/2028[1]	630
600	GrafTech Global Enterprises, Inc. 9.875%—12/15/2028[1]	465
400	Manitowoc Co., Inc. 9.000%—04/01/2026[1]	401
800	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	747
500	Vertiv Group Corp. 4.125%—11/15/2028[1]	474
		4,044
MEDIA—5.7%
	AMC Networks, Inc.
1,700	4.250%—02/15/2029	1,172
100	10.250%—01/15/2029[1]	99
		1,271
100	Cable One, Inc. 4.000%—11/15/2030[1]	77
	CCO Holdings LLC/CCO Holdings Capital Corp.
500	4.250%—02/01/2031[1]	426

Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—Continued
$600	4.500%—06/01/2033[1]	$493
1,100	4.750%—03/01/2030-02/01/2032[1]	962
		1,881
	CSC Holdings LLC
400	3.375%—02/15/2031[1]	266
300	5.500%—04/15/2027[1]	251
200	11.750%—01/31/2029[1]	181
		698
	DISH DBS Corp.
300	5.250%—12/01/2026[1]	250
600	7.750%—07/01/2026	387
		637
	Nexstar Media, Inc.
500	4.750%—11/01/2028[1]	460
500	5.625%—07/15/2027[1]	485
		945
	TEGNA, Inc.
500	4.625%—03/15/2028	461
1,600	5.000%—09/15/2029	1,462
		1,923
		7,432
METALS & MINING—3.4%
	Commercial Metals Co.
500	3.875%—02/15/2031	450
500	4.125%—01/15/2030	463
		913
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	730
	FMG Resources August 2006 Pty. Ltd.
300	4.375%—04/01/2031[1]	271
300	5.875%—04/15/2030[1]	296
900	6.125%—04/15/2032[1]	892
		1,459
800	IAMGOLD Corp. 5.750%—10/15/2028[1]	770
500	Park-Ohio Industries, Inc. 6.625%—04/15/2027	481
		4,353
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
	Rithm Capital Corp.
800	6.250%—10/15/2025[1]	800
800	8.000%—04/01/2029[1]	794
		1,594
200	Starwood Property Trust, Inc. 4.750%—03/15/2025	198
		1,792
OFFICE ELECTRONICS—0.9%
	Pitney Bowes, Inc.
600	6.875%—03/15/2027[1]	594
600	7.250%—03/15/2029[1]	564
		1,158

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—14.1%
$500	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	$526
	AmeriGas Partners LP/AmeriGas Finance Corp.
400	5.750%—05/20/2027	387
900	5.875%—08/20/2026	887
600	9.375%—06/01/2028[1]	629
		1,903
1,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%—06/15/2029[1]	979
800	California Resources Corp. 8.250%—06/15/2029[1]	820
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
400	8.125%—01/15/2027[1]	376
400	9.750%—07/15/2028[1]	367
		743
700	Chord Energy Corp. 6.375%—06/01/2026[1]	704
	CVR Energy, Inc.
600	5.750%—02/15/2028[1]	566
900	8.500%—01/15/2029[1]	916
		1,482
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
700	7.125%—06/01/2028[1]	698
1,000	8.625%—03/15/2029[1]	1,040
		1,738
500	Energy Transfer LP 8.000%—05/15/2054[2]	533
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	428
	Hess Midstream Operations LP
1,100	5.625%—02/15/2026[1]	1,095
200	6.500%—06/01/2029[1]	204
		1,299
	Murphy Oil USA, Inc.
800	3.750%—02/15/2031[1]	711
700	4.750%—09/15/2029	670
		1,381
	New Fortress Energy, Inc.
400	6.500%—09/30/2026[1]	372
973	6.750%—09/15/2025[1]	957
1,100	8.750%—03/15/2029[1]	998
		2,327
200	Parkland Corp. 4.625%—05/01/2030[1]	186
	PBF Holding Co. LLC/PBF Finance Corp.
500	6.000%—02/15/2028	491
600	7.875%—09/15/2030[1]	622
		1,113
900	PG&E Corp. 5.250%—07/01/2030	870

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Sunoco LP/Sunoco Finance Corp.
$1,000	4.500%—05/15/2029-04/30/2030	$942
300	7.000%—09/15/2028[1]	309
		1,251
		18,283
PASSENGER AIRLINES—0.4%
500	Allegiant Travel Co. 7.250%—08/15/2027[1]	467
PHARMACEUTICALS—3.5%
1,900	Bausch Health Cos., Inc. 4.875%—06/01/2028[1]	1,465
193	Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%—09/01/2025[1]	192
	HLF Financing SARL LLC/Herbalife International, Inc.
900	4.875%—06/01/2029[1]	613
1,100	12.250%—04/15/2029[1]	1,103
		1,716
1,300	Jazz Securities DAC 4.375%—01/15/2029[1]	1,222
		4,595
PROFESSIONAL SERVICES—0.6%
300	KBR, Inc. 4.750%—09/30/2028[1]	286
500	TriNet Group, Inc. 3.500%—03/01/2029[1]	453
		739
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
684	Five Point Operating Co. LP/Five Point Capital Corp. 10.500%—01/15/2028[1,3]	703
	Howard Hughes Corp.
800	4.125%—02/01/2029[1]	735
900	4.375%—02/01/2031[1]	805
		1,540
		2,243
SOFTWARE—1.8%
	Fair Isaac Corp.
1,500	4.000%—06/15/2028[1]	1,413
400	5.250%—05/15/2026[1]	398
		1,811
600	MicroStrategy, Inc. 6.125%—06/15/2028[1]	594
		2,405
SPECIALTY RETAIL—5.1%
200	Arko Corp. 5.125%—11/15/2029[1]	175
1,100	Bath & Body Works, Inc. 6.750%—07/01/2036	1,102
965	Carvana Co. 12.000%—12/01/2028[1]	1,043

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	FirstCash, Inc.
$700	5.625%—01/01/2030[1]	$680
500	6.875%—03/01/2032[1]	506
		1,186
400	Foot Locker, Inc. 4.000%—10/01/2029[1]	343
	Gap, Inc.
1,200	3.625%—10/01/2029[1]	1,050
1,000	3.875%—10/01/2031[1]	841
		1,891
100	GYP Holdings III Corp. 4.625%—05/01/2029[1]	95
200	Penske Automotive Group, Inc. 3.750%—06/15/2029	183
600	Upbound Group, Inc. 6.375%—02/15/2029[1]	587
		6,605
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
	Xerox Corp.
400	4.800%—03/01/2035	274
600	6.750%—12/15/2039	472
		746
	Xerox Holdings Corp.
1,250	5.500%—08/15/2028[1]	1,062
100	8.875%—11/30/2029[1]	93
		1,155
		1,901

Corporate Bonds & Notes—Continued
Principal Amount		Value
TEXTILES, APPAREL & LUXURY GOODS—0.4%
	Crocs, Inc.
$500	4.125%—08/15/2031[1]	$440
100	4.250%—03/15/2029[1]	92
		532
TOBACCO—1.9%
342	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	338
	Vector Group Ltd.
1,400	5.750%—02/01/2029[1]	1,345
800	10.500%—11/01/2026[1]	811
		2,156
		2,494
TRADING COMPANIES & DISTRIBUTORS—0.5%
700	G-III Apparel Group Ltd. 7.875%—08/15/2025[1]	703
TRANSPORTATION INFRASTRUCTURE—1.2%
1,600	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	1,570
Total Corporate Bonds & Notes (Cost $121,028)		125,181
TOTAL INVESTMENTS—96.6% (Cost $121,028)		125,181
CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%		4,398
TOTAL NET ASSETS—100.0%		$129,579

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $103,029 or 80% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
Step coupon security; the stated rate represents the rate in effect as of July 31, 2024.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—93.8%
Principal Amount		Value
AEROSPACE & DEFENSE—2.6%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$203
	Howmet Aerospace, Inc.
200	3.000%—01/15/2029	184
100	5.900%—02/01/2027	102
		286
200	Moog, Inc. 4.250%—12/15/2027[1]	192
200	TransDigm, Inc. 4.875%—05/01/2029	190
		871
AUTOMOBILES—1.6%
100	Allison Transmission, Inc. 3.750%—01/30/2031[1]	89
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	103
100	Nissan Motor Acceptance Co. LLC 1.850%—09/16/2026[1]	93
300	Wabash National Corp. 4.500%—10/15/2028[1]	273
		558
BANKS—1.6%
400	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	347
200	UniCredit SpA 5.459%—06/30/2035[1,2]	192
		539
BIOTECHNOLOGY—0.9%
300	Biogen, Inc. 4.050%—09/15/2025	297
BUILDING PRODUCTS—1.7%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	193
200	Lennox International, Inc. 5.500%—09/15/2028	205
200	NVR, Inc. 3.000%—05/15/2030	182
		580
CHEMICALS—2.9%
300	Ashland, Inc. 3.375%—09/01/2031[1]	259
100	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	96
300	Rain Carbon, Inc. 12.250%—09/01/2029[1]	324
300	Rayonier AM Products, Inc. 7.625%—01/15/2026[1]	286
		965
COMMERCIAL SERVICES & SUPPLIES—6.1%
300	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	292
200	Cimpress PLC 7.000%—06/15/2026	200
300	Deluxe Corp. 8.000%—06/01/2029[1]	283

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
$200	Element Fleet Management Corp. 6.271%—06/26/2026[1]	$204
300	GEO Group, Inc. 10.250%—04/15/2031	322
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	289
300	Republic Services, Inc. 2.500%—08/15/2024	300
200	Sabre GLBL, Inc. 8.625%—06/01/2027[1]	187
		2,077
COMMUNICATIONS EQUIPMENT—2.0%
200	Motorola Solutions, Inc. 4.600%—02/23/2028	199
225	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	225
	Viasat, Inc.
200	6.500%—07/15/2028[1]	163
100	7.500%—05/30/2031[1]	74
		237
		661
CONSTRUCTION & ENGINEERING—2.6%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	189
200	Tutor Perini Corp. 11.875%—04/30/2029[1]	219
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	194
300	Williams Scotsman, Inc. 4.625%—08/15/2028[1]	286
		888
CONTAINERS & PACKAGING—1.4%
100	Amcor Finance USA, Inc. 3.625%—04/28/2026	98
200	Graphic Packaging International LLC 3.500%—03/15/2028-03/01/2029[1]	184
200	Silgan Holdings, Inc. 4.125%—02/01/2028	191
		473
DIVERSIFIED FINANCIAL SERVICES—2.1%
	Enova International, Inc.
200	8.500%—09/15/2025[1]	200
100	11.250%—12/15/2028[1]	108
		308
200	goeasy Ltd. 7.625%—07/01/2029[1]	205
200	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.000%—06/15/2030[1]	203
		716
DIVERSIFIED REITS—0.8%
200	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	181

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED REITS—Continued
$100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	$99
		280
ELECTRIC UTILITIES—2.0%
100	AES Corp. 7.600%—01/15/2055[2]	102
200	Pacific Gas & Electric Co. 3.300%—12/01/2027	189
400	Vistra Operations Co. LLC 4.375%—05/01/2029[1]	378
		669
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
200	Keysight Technologies, Inc. 4.550%—10/30/2024	200
ENERGY EQUIPMENT & SERVICES—0.9%
300	Weatherford International Ltd. 8.625%—04/30/2030[1]	312
ENTERTAINMENT—1.7%
300	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	190
200	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	202
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	182
		574
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	187
200	Iron Mountain, Inc. 5.250%—07/15/2030[1]	193
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	192
		572
FINANCIAL SERVICES—0.6%
200	World Acceptance Corp. 7.000%—11/01/2026[1]	193
FOOD & STAPLES RETAILING—1.1%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	183
200	United Natural Foods, Inc. 6.750%—10/15/2028[1]	183
		366
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	304
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
300	Hologic, Inc. 3.250%—02/15/2029[1]	274
200	Stryker Corp. 3.375%—11/01/2025	196
200	Zimmer Biomet Holdings, Inc. 1.450%—11/22/2024	197
		667

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—3.6%
$100	Acadia Healthcare Co., Inc. 5.000%—04/15/2029[1]	$96
	DaVita, Inc.
200	3.750%—02/15/2031[1]	173
200	4.625%—06/01/2030[1]	183
		356
200	Elevance Health, Inc. 3.350%—12/01/2024	199
300	HCA, Inc. 3.125%—03/15/2027	288
200	Molina Healthcare, Inc. 3.875%—11/15/2030[1]	181
100	Universal Health Services, Inc. 1.650%—09/01/2026	93
		1,213
HOTELS, RESTAURANTS & LEISURE—2.3%
300	Hilton Domestic Operating Co., Inc. 4.875%—01/15/2030	290
200	Las Vegas Sands Corp. 3.500%—08/18/2026	193
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	188
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	98
		769
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
100	Sunnova Energy Corp. 5.875%—09/01/2026[1]	83
INTERACTIVE MEDIA & SERVICES—0.3%
100	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	91
INTERNET & CATALOG RETAIL—2.6%
200	Cars.com, Inc. 6.375%—11/01/2028[1]	197
400	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	369
300	Rakuten Group, Inc. 11.250%—02/15/2027[1]	325
		891
IT SERVICES—2.8%
	Booz Allen Hamilton, Inc.
200	3.875%—09/01/2028[1]	190
100	4.000%—07/01/2029[1]	94
		284
100	DXC Technology Co. 1.800%—09/15/2026	93
200	Leidos, Inc. 4.375%—05/15/2030	193
300	Unisys Corp. 6.875%—11/01/2027[1]	269
100	VeriSign, Inc. 5.250%—04/01/2025	100
		939

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—1.5%
$300	GrafTech Global Enterprises, Inc. 9.875%—12/15/2028[1]	$232
100	IDEX Corp. 3.000%—05/01/2030	90
200	Weir Group PLC 2.200%—05/13/2026[1]	190
		512
MEDIA—2.7%
400	AMC Networks, Inc. 4.250%—02/15/2029	276
	CCO Holdings LLC/CCO Holdings Capital Corp.
100	4.250%—02/01/2031[1]	85
100	4.750%—02/01/2032[1]	86
		171
300	RELX Capital, Inc. 4.000%—03/18/2029	293
100	TEGNA, Inc. 5.000%—09/15/2029	91
100	Thomson Reuters Corp. 3.350%—05/15/2026	97
		928
METALS & MINING—2.1%
	Commercial Metals Co.
100	3.875%—02/15/2031	90
100	4.125%—01/15/2030	92
100	4.375%—03/15/2032	92
		274
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	146
300	IAMGOLD Corp. 5.750%—10/15/2028[1]	289
		709
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.6%
200	Rithm Capital Corp. 6.250%—10/15/2025[1]	200
OFFICE ELECTRONICS—1.1%
	Pitney Bowes, Inc.
200	6.875%—03/15/2027[1]	198
200	7.250%—03/15/2029[1]	188
		386
OIL, GAS & CONSUMABLE FUELS—11.6%
300	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	316
300	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	314
200	California Resources Corp. 8.250%—06/15/2029[1]	205
100	Calumet Specialty Products Partners LP/Calumet Finance Corp. 8.125%—01/15/2027[1]	94
300	Chord Energy Corp. 6.375%—06/01/2026[1]	301
300	CVR Energy, Inc. 8.500%—01/15/2029[1]	305

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$100	Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%—06/01/2028[1]	$100
200	DT Midstream, Inc. 4.375%—06/15/2031[1]	184
200	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	214
400	Hess Midstream Operations LP 5.625%—02/15/2026[1]	398
200	Marathon Petroleum Corp. 4.700%—05/01/2025	199
200	MPLX LP 2.650%—08/15/2030	177
	Murphy Oil USA, Inc.
200	3.750%—02/15/2031[1]	178
100	4.750%—09/15/2029	96
		274
	New Fortress Energy, Inc.
195	6.750%—09/15/2025[1]	192
200	8.750%—03/15/2029[1]	181
		373
100	PBF Holding Co. LLC/PBF Finance Corp. 7.875%—09/15/2030[1]	104
300	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	292
100	TC PipeLines LP 3.900%—05/25/2027	97
		3,947
PERSONAL CARE PRODUCTS—0.9%
300	Edgewell Personal Care Co. 5.500%—06/01/2028[1]	294
PHARMACEUTICALS—3.7%
300	Bausch Health Cos., Inc. 11.000%—09/30/2028[1]	281
200	Cencora, Inc. 2.700%—03/15/2031	175
	HLF Financing SARL LLC/Herbalife International, Inc.
200	4.875%—06/01/2029[1]	136
200	12.250%—04/15/2029[1]	201
		337
300	Merck & Co., Inc. 1.900%—12/10/2028	271
200	PRA Health Sciences, Inc. 2.875%—07/15/2026[1]	189
		1,253
PROFESSIONAL SERVICES—1.9%
	Gartner, Inc.
100	3.750%—10/01/2030[1]	92
300	4.500%—07/01/2028[1]	291
		383
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	272
		655

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
	Broadcom, Inc.
$300	1.950%—02/15/2028[1]	$273
100	4.000%—04/15/2029[1]	97
		370
300	Microchip Technology, Inc. 4.250%—09/01/2025	297
200	NVIDIA Corp. 2.850%—04/01/2030	185
200	Texas Instruments, Inc. 2.250%—09/04/2029	181
		1,033
SOFTWARE—3.7%
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	182
300	Fair Isaac Corp. 4.000%—06/15/2028[1]	283
100	MicroStrategy, Inc. 6.125%—06/15/2028[1]	99
300	Open Text Corp. 6.900%—12/01/2027[1]	312
	Oracle Corp.
300	2.300%—03/25/2028	276
100	6.150%—11/09/2029	106
		382
		1,258
SPECIALTY RETAIL—2.4%
200	Arko Corp. 5.125%—11/15/2029[1]	175
300	Bath & Body Works, Inc. 6.875%—11/01/2035	304
	Gap, Inc.
300	3.625%—10/01/2029[1]	263
100	3.875%—10/01/2031[1]	84
		347
		826
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
	Xerox Holdings Corp.
300	5.500%—08/15/2028[1]	255
100	8.875%—11/30/2029[1]	93
		348
TEXTILES, APPAREL & LUXURY GOODS—0.9%
	Tapestry, Inc.
100	7.350%—11/27/2028	105
200	7.700%—11/27/2030	212
		317

Corporate Bonds & Notes—Continued
Principal Amount		Value
TOBACCO—3.5%
$300	Altria Group, Inc. 4.800%—02/14/2029	$300
400	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	406
100	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	99
400	Vector Group Ltd. 5.750%—02/01/2029[1]	384
		1,189
TRADING COMPANIES & DISTRIBUTORS—2.1%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	197
300	G-III Apparel Group Ltd. 7.875%—08/15/2025[1]	301
200	LKQ Corp. 5.750%—06/15/2028	205
		703
TRANSPORTATION INFRASTRUCTURE—0.9%
300	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	294
WIRELESS TELECOMMUNICATION SERVICES—0.5%
200	T-Mobile USA, Inc. 2.625%—02/15/2029	182
Total Corporate Bonds & Notes (Cost $31,156)		31,782

Foreign Government Obligations—0.4%

(Cost $214)
200	Russia Foreign Bonds - Eurobond 4.250%—06/23/2027[1]	136
TOTAL INVESTMENTS—94.2% (Cost $31,370)		31,918
CASH AND OTHER ASSETS, LESS LIABILITIES—5.8%		1,979
TOTAL NET ASSETS—100.0%		$33,897

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S Treasury Note Futures 10 Year (Long)	3	09/19/2024	$335	$3
U.S Treasury Note Futures 2 Year (Long)	50	09/30/2024	10,268	85
U.S Treasury Note Futures 5 Year (Long)	42	09/30/2024	4,531	84
Total Futures Contracts				$ 172

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North America Investment Grade Index Series 42	Buy	1.000%	06/20/2029	0.510%	Quarterly	$10,800	$(242)	$(239)	$(3)
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 42	Buy	5.000%	06/20/2029	3.280%	Quarterly	3,500	(258)	(245)	(13)
Total Centrally Cleared Credit Default Swaps										$(16)
FAIR VALUE MEASUREMENTS
As of July 31, 2024, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $21,362 or 63% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—July 31, 2024 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor AlphaEdge Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Harbor Disciplined Bond ETF and Harbor AlphaEdge Small Cap Earners ETF commenced operations on May 1, 2024 and July 9, 2024, respectively.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of these swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤